UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

International Equity Portfolio

One Granite Place
Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead
One Granite Place
Concord, NH 03301
(Name and address of agent for service)

Registrant’s telephone number, including area code: 603-229-6162

Date of fiscal year end: 12/31/05

Date of Reporting Period: 07/01/04-06/30/05

Item 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Jefferson Pilot Variable Fund, Inc.
International Equity Portfolio
ARM HOLDINGS PLC, CAMBRIDGE			Agenda Number: 700619022
Security: G0483X122			Meeting Type: EGM
Ticker:			Meeting Date: 23-Dec-2004
ISIN: GB0000595859

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve, conditional upon the passing of Resolutions	Management	For	*
2 and 3 below: a) the acquisition of Artisan
Components, Inc. Artisan by the Company
the Acquisition on the basis as specified
and on the terms and subject to the conditions
of the agreement and plan of merger dated as
of 22 AUG 2004 between (1) the Company, (2)
Artisan and (3) Salt Acquisition Corporation,
the Merger Agreement and authorize the
Directors of the Company the Directors
to take all necessary steps to implement the
same, subject to such non-material modifications,
amendments, waivers, variations or extensions
of such terms and conditions as they think
fit; and b) with effect from the time at which
the Company and Salt Acquisition Corporation
file a certificate of merger with the Delaware
Secretary of State in accordance with the provisions
of the Merger Agreement or at such later effective
time as may be specified in such certificate
of merger: i) the authorized share capital
of the Company be increased from GBP 790,000
to GBP 1,100,000 by creation of an additional
620,000,000 new ordinary shares of 0.05p each;
ii) and authorize the Directors in addition
and without prejudice to all subsisting authorities
to allot relevant securities pursuant to section
80 of the Companies Act 1985 in the form of
ordinary shares of 0.05p each in the Company
to satisfy the Company s obligations arising
under or as contemplated by the Merger Agreement
provided that the maximum aggregate nominal
value of the ordinary shares which may be allotted
hereunder is GBP 310,000 and this authority
shall expire on 23 APR 2005; iii) to increase
the maximum number of Directors of the Company
from 12 to 16 in accordance with Article 70
of the Articles of Association of the Company;
and iv) options under the Artisan share plans
which are converted, in accordance with the
Merger Agreement, into options to acquire ordinary
shares in the Company be excluded for the purposes
of calculating the limit on the number of ordinary
shares in the Company that may be issued or
issuable under the Company s share plans

2. Appoint, conditional upon the passing of Resolutions	Management	For	*
1 and 3 of this meeting and with effect from
the time at which the Company and Salt Acquisition
Corporation file a certificate of merger with
the Delaware Secretary of State in accordance
with the provisions of the Merger Agreement
or at such later effective time as may be specified
in such certificate of merger, Mr. Mark R.
Templeton as a Director of the Company

3. Appoint Mr. Lucio L. Lanza as a Director of	Management	For	*
the Company in conditional upon the passing
of Resolutions 1 and 2 above and with effect
from the time at which the Company and Salt
Acquisition Corporation file a certificate
of Merger with the Delaware Secretary of State
in accordance with the provisions of the Merger
Agreement or at such later effective time as
may be specified in such certificate of Merger

S.4 Amend, with effect from the time at which the	Management	For	*
Company and Salt Acquisition Corporation file
a certificate of Merger with the Delaware Secretary
of State in accordance with the provisions
of the Merger Agreement or at such later effective
time as may be specified in such certificate
of Merger, the Articles of Association of the
Company as specified

ARM HOLDINGS PLC, CAMBRIDGE			Agenda Number: 700666401
Security: G0483X122			Meeting Type: AGM
Ticker:			Meeting Date: 25-Apr-2005
ISIN: GB0000595859

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the Company s annual report and the	Management	For	*
accounts for YE 31 DEC 2004

2. Declare a final dividend of 0.42 pence per share	Management	For	*
in respect of the YE 31 DEC 2004

3. Approve the Directors remuneration report for	Management	For	*
the FYE 31 DEC 2004

4. Elect Mr. Jeremy Scudamore as a Director	Management	For	*

5. Elect Mr. Philip Rowley as a Director	Management	For	*

6. Elect Mr. Simon Segars as a Director	Management	For	*

7. Re-elect Mr. Sir Robin Saxby as a Director	Management	For	*

8. Re-elect Mr. Mike Muller as a Director	Management	For	*

9. Re-elect Mr. Tudor Brown as a Director	Management	For	*

10. Re-elect Mr. Doug Dunn as a Director	Management	For	*

11. Re-elect Mr. John Scarisbrick as a Director	Management	For	*

12. Re-elect Mr. Tim Score as a Director	Management	For	*

13. Re-appoint PricewaterhouseCoppers LLP as the	Management	For	*
Auditors of the Company to hold the office
until the conclusion of the next general meeting
at which accounts are laid before the Company
and authorize the Directors to fix the remuneration
of the Auditors

14. Authorize the Company, for the purpose of Section	Management	For	*
166 of the Companies Act 1985, to make market
purchases Section 163 of that Act of up to
136,800,000 shares of 0.05 pence each in the
capital of the Company, at a minimum price
of 0.05 pence and up to 105% of the average
middle market quotations for such shares derived
from the London Stock Exchange Daily Official
List, over the previous 5 business days; Authority
expires the earlier of the conclusion of the
AGM of the Company held in 2006 or 25 JUL 2006
; the Company, before the expiry, may make
a contract to purchase ordinary shares which
will or may be executed wholly or partly after
such expiry

ASTELLAS PHARMA INC			Agenda Number: 700736450
Security: J03393105			Meeting Type: AGM
Ticker:			Meeting Date: 24-Jun-2005
ISIN: JP3942400007

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve Appropriation of Profits: Term-End Dividend	Management	For	*
- Ordinary Dividend JPY 16

2.1 Elect a Director	Management	For	*

2.2 Elect a Director	Management	For	*

3. Approve Retirement Bonus for retiring Directors	Management	For	*
and Corporate Auditors; Due to the abolishment
of the Retirement Bonus System, Grant accrued
benefits to continuing Directors and Corporate
Auditors

4. Approve the issuance of Stock Acquisition Rights	Management	For	*
as Stock Option Scheme for Stock-Linked Compensation
Plan

5. Amend the Compensation to be received by Corporate	Management	For	*
Officers

BANCA INTESA SPA, MILANO			Agenda Number: 700661639
Security: T17074104			Meeting Type: OGM
Ticker:			Meeting Date: 13-Apr-2005
ISIN: IT0000072618

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting	No vote
REACH QUORUM THERE WILL BE A SECOND CALL ON
14 APR 2005. YOUR VOTING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
MET OR THE MEETING IS CANCELLED. THANK YOU.

1. Approve the balance sheet reports as of 31 DEC	Management	No vote
2004, the Board of Directors reports on Management
activity and Internal Auditors reports, balance
sheet reports as of 31 DEC 2004 of Intesa Sistemi
Eservizi SPA, merged in Banca Intesa starting
from 01 JAN 2005

2. Appoint the Directors	Management	No vote

3. Appoint the Internal Auditors and the Chairman	Management	No vote
for FYs 2005/2007 to state their emoluments

BAYERISCHE HYPO- UND VEREINSBANK AG, MUENCHEN			Agenda Number: 700680665
Security: D08064103			Meeting Type: OGM
Ticker:			Meeting Date: 12-May-2005
ISIN: DE0008022005

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

BITTE BEACHTEN SIE, DASS DIE HAUPTVERSAMMLUNG	Non-Voting	No vote
MIT ID 146672 AUFGRUND DES ERHALLUTIONS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL
BE DISREGARDED AND YSAMMLUNG EINGEGANGENEN
STIMMEN WERDEN NICHT GEZAEHLT UND SIE MUESSEN
FUER DIESE HAUPTVERSAMMLUNG ERNEUT ABSTIMMEN.
VIELEN DANK.

1. Receive the financial statements and the annual	Management	No vote
report for the 2004 FY with thank Aktiengesellschaft
und des gebilligten Konzernabschlusses zum
31. Dezemberp annual report
schaft und den Konzern sowie des Berichts
des Aufsichtsrats ueber das Geschaeftsjahr
2004

2. Ratify the acts of the Board of Managing Directors	Management	No vote
schaeftsjahr 2004

3. Beschlussfassung ueber die Entlastung der Mitglieder	Management	No vote
des Aufsichtsrats fuer das Geschaeftsjahr 2004

4.1 Elect Mr. Max Dietrich Kley as a Member of the	Management	No vote
Supervisory Board

4.2 Elect Mr. Gerhard Randa as a Member of the Supervisory	Management	No vote
Board

4.3 Elect Dr. Diether Muenich as a Member of the	Management	No vote
Supervisory Board

5. Beschlussfassung ueber die Ermaechtigung zum	Management	No vote
Erwerb eigener Aktien gemaess Parore than 10%
from their average market price, on or before
31 OCT 2006; the total holding of shares acquired
for this purpose shall not exceed 5% of the
share capital at the end of any given day

6. Beschlussfassung ueber die Ermaechtigung zum	Management	No vote
Erwerb eigener Aktien gemaess Par, at prices
not deviating more than 10% from the average
market price of the shares, on or before 31
OCT 2006; the Board of Managing Directors be
authorized to dispose of the shares in a manner
other than the stock exchange or a rights offering
if the shares are sold at a price not materially
below their market price, to use the shares
for acquisition purposes or for the fulfilment
of convertible or option rights, and to retire
the shares

7. Beschlussfassung ueber eine Aenderung von Paragraph	Management	No vote
17 Absatz 2 der Satzung unIntegrity and Modernization
of the Right to Set Aside Resolutions of shareholders
meetings UMAG as follows: Section 17(2),
Section 18(1), Section 18(2)

8. Amend the Articles of Association in connection	Management	No vote
with the new Law on Corporate euen Absatz 4
ers meetings UMAG as
follows: Section 20(4)

9. Beschlussfassung ueber eine Aenderung von Paragarph	Management	No vote
2 der Satzung g adjusted in connection
with the new German Pfandbrief Act

10. Approve the control and profit transfer agreements	Management	No vote
with the Company s wholly-owinnabfuehrungsvertraegen
retroactively from 01 JAN 2005, until
at least 31 DEC 2010

11. Beschlussfassung ueber die Zustimmung zum Abschluss	Management	No vote
eines Gewinnabfuehrungsverry Bankhaus Neelmeyer
AG, effective retroactively from 01 JAN 2005,
until at least 31 DEC 2009

12. Wahl des Abschlusspruefers fuer das Geschaeftsjahr	Management	No vote
2005 ditors for the 2005
FY

BP PLC			Agenda Number: 700658202
Security: G12793181			Meeting Type: AGM
Ticker:			Meeting Date: 14-Apr-2005
ISIN: GB0007980591

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. To re-elect Dr. D. C. Allen as a Director (See	Management	For	*
biography on page 4 in the notes section of
the proxy statement)

2. To re-elect The Lord Browne of Madingley as	Management	For	*
a Director (See biography on page 4 in the
notes section of the proxy statement)

3. To re-elect Mr J H Bryan as a Director (See	Management	For	*
biography on pages 4-5 in the notes section
of the proxy statement)

4. To re-elect Mr. A. Burgmans as a Director (See	Management	For	*
biography on page 5 in the notes section of
the proxy statement)

5. To re-elect Mr. I.C. Conn as a Director (See	Management	For	*
biography on page 5 in the notes section of
the proxy statement)

6. To re-elect Mr. E.B. Davis, Jr. as a Director	Management	For	*
(See biography on pages 5-6 in the notes section
of the proxy statement)

7. To re-elect Mr. D.J. Flint as a Director (See	Management	For	*
biography on page 6 in the notes section of
the proxy statement)

8. To re-elect Dr. B.E. Grote as a Director (See	Management	For	*
biography on page 6 in the notes section of
the proxy statement)

9. To re-elect Dr. A.B. Hayward as a Director (See	Management	For	*
biography on pages 6-7 in the notes section
of the proxy statement)

10. To re-elect Dr. D.S. Julius as a Director (See	Management	For	*
biography on page 7 in the notes section of
the proxy statement)

11. To elect Sir Tom McKillop as a Director (See	Management	For	*
biography on page 7 in the notes section of
the proxy statement)

12. To re-elect Mr. J.A. Manzoni as a Director (See	Management	For	*
biography on page 7 in the notes section of
the proxy statement)

13. To re-elect Dr. W.E. Massey as a Director (See	Management	For	*
biography on page 7 in the notes section of
the proxy statement)

14. To re-elect Mr. H.M.P. Miles as a Director (See	Management	For	*
biography on page 8 in the notes section of
the proxy statement)

15. To re-elect Sir Ian Prosser as a Director (See	Management	For	*
biography on page 8 in the notes section of
the proxy statement)

16. To re-elect Mr. M.H. Wilson as a Director (See	Management	For	*
biography on page 9 in the notes section of
the proxy statement)

17. To re-elect Mr. P.D. Sutherland as a Director	Management	For	*
(See biography on page 9 in the notes section
of the proxy statement)

18. To reappoint Ernst & Young LLP as auditors until	Management	For	*
the conclusion of the next general meeting
before which accounts are laid and to authorize
the Directors to set the Auditors remuneration
for 2005 (See note on page 10 in the notes
section of the proxy statement)

19. To renew, for the period ending on the date	Management	For	*
of the Annual Genera Meeting in 2006 or 13
July 2006, whichever is the earlier, the authority
and power conferred on the Directors by Article
13 of the Company s Articles of Association
to allot relevant securities up to an aggregate
nominal amount equal to the Section 80 Amount
of GBP 1,770 million (See note on page 10 in
the notes section of the proxy statement)

S.20 To renew, for the period ending on the date	Management	For	*
of the Annual General Meeting in 2006 or 13
July 2006, whichever is the earlier, the authority
and power conferred on the directors by Article
13 of the Company s Articles of Association
to allot equity securities wholly for cash
(a) in connection with a rights issue; and
(b) otherwise than in connection with a rights
issue up to an aggregate nominal amount equal
to the Section 89 Amount of GBP 265 million
(See note on page 10 in the notes section of
the proxy statement)

S.21 To authorize the company generally and unconditionally	Management	For	*
to make market purchases (as defined in Section
163(3) of the Companies Act 1985) of ordinary
shares with nominal value of GBP 0.25 each
in the Company, provided that: (a) the Company
does not purchase under this authority more
than 2.1 billion ordinary shares; (b) the Company
does not pay less than GBP 0.25 for each share;
and (c) the Company does not pay more for each
share than 5% over the average of the middle
market price of the ordinary shares for the
five business days immediately preceding the
date on which the Company agrees to buy the
shares concerned, based on share prices and
currency exchange rates published in the Daily
Official List of the London Stock Exchange.
In executing this authority the company may
purchase shares using any currency, including
pounds sterling, US dollars, and EURO. This
authority shall continue for the period ending
on the date of the Annual General Meeting in
2006 or 13 July 2006, whichever is the earlier,
provided that if the company has agreed before
this date to purchase ordinary shares where
these purchases will or may be executed after
the authority terminates (either wholly or
in part) the Company may complete such purchases
(See note on page 10 in the notes section of
the proxy statement)

22. To approve the Directors Remuneration Report	Management	For	*
for the year ended 31 December 2004 (See note
on page 10 in the notes section of the proxy
statement)

23. To approve the renewal of the BP Executive Directors	Management	For	*
Incentive Plan (the plan ), a copy of which
is produced to the meeting initialled by the
Chairman for the purpose of identification,
for a further five years and to authorize the
Directors to do all acts and things that they
may consider necessary or expedient to carry
the plan into effect (See note on pages 11-13
in the notes section of the proxy statement)

24. To receive the report of the directors and the	Management	For	*
accounts for the year ended 31 December 2004
(See note on page 10 in the notes section of
the proxy statement)

PLEASE NOTE THAT THIS IS A REVISION TO REFLECT	Non-Voting	No vote
A MORE DETAILED AGENDA. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.

PLEASE NOTE THAT THERE IS NO SHARE BLOCKING	Non-Voting	No vote
AT THIS MEETING.

CANADIAN NATIONAL RAILWAY COMPANY			Agenda Number: 932282077
Security: 136375102			Meeting Type: Annual
Ticker: CNI			Meeting Date: 21-Apr-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
MICHAEL R. ARMELLINO	Management	For	For
A. CHARLES BAILLIE	Management	For	For
HUGH J. BOLTON	Management	For	For
PURDY CRAWFORD	Management	For	For
J.V. RAYMOND CYR	Management	For	For
AMB. GORDON D. GIFFIN	Management	For	For
JAMES K. GRAY	Management	For	For
E. HUNTER HARRISON	Management	For	For
EDITH E. HOLIDAY	Management	For	For
V. KEMPSTON DARKES	Management	For	For
GILBERT H. LAMPHERE	Management	For	For
DENIS LOSIER	Management	For	For
HON. EDWARD C. LUMLEY	Management	For	For
DAVID G.A. MCLEAN	Management	For	For
ROBERT PACE	Management	For	For

02 APPOINTMENT OF KPMG LLP AS AUDITORS	Management	For	For

03 ADOPTION OF THE RESOLUTION OF SHAREHOLDERS APPROVING	Management	For	For
AN AMENDMENT TO THE MANAGEMENT LONG-TERM INCENTIVE
PLAN, AS MORE FULLY DESCRIBED IN THE INFORMATION
CIRCULAR.

CANON INC			Agenda Number: 700655624
Security: J05124144			Meeting Type: AGM
Ticker:			Meeting Date: 30-Mar-2005
ISIN: JP3242800005

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1 Approve the profit appropriation for No. 104	Management	For	*
term: dividends for the current term has been
proposed as JYP40 per share JYP65 on a yearly
basis

2 Amend the Company s Articles of Incorporation	Management	For	*

3.1 Elect Mr. Fujio Mitarai as a Director	Management	For	*

3.2 Elect Mr. Yukio Yamashita as a Director	Management	For	*

3.3 Elect Mr. Toshizou Tanaka as a Director	Management	For	*

3.4 Elect Mr. Tsuneji Uchida as a Director	Management	For	*

3.5 Elect Mr. Yuusuke Emura as a Director	Management	For	*

3.6 Elect Mr. Nobuyoshi Tanaka as a Director	Management	For	*

3.7 Elect Mr. Junji Ichikawa as a Director	Management	For	*

3.8 Elect Mr. Hajime Tsuruoka as a Director	Management	For	*

3.9 Elect Mr. Akiyoshi Moroe as a Director	Management	For	*

3.10 Elect Mr. Kunio Watanabe as a Director	Management	For	*

3.11 Elect Mr. Hironori Yamamoto as a Director	Management	For	*

3.12 Elect Mr. Youroku Adachi as a Director	Management	For	*

3.13 Elect Mr. Yasuo Mitsuhashi as a Director	Management	For	*

3.14 Elect Mr. Katsuichi Shimizu as a Director	Management	For	*

3.15 Elect Mr. Ryouichi Bamba as a Director	Management	For	*

3.16 Elect Mr. Tomonori Iwashita as a Director	Management	For	*

3.17 Elect Mr. Toshio Homma as a Director	Management	For	*

3.18 Elect Mr. Shigeru Imaiida as a Director	Management	For	*

3.19 Elect Mr. Massahiro Oosawa as a Director	Management	For	*

3.20 Elect Mr. Keijirou Yamszaki as a Director	Management	For	*

3.21 Elect Mr. Shunichi Uzawa as a Director	Management	For	*

3.22 Elect Mr. Masaki Nakaoka as a Director	Management	For	*

3.23 Elect Mr. Toshiyuki Komatsu as a Director	Management	For	*

3.24 Elect Mr. Shigeyuki Matsumoto as a Director	Management	For	*

3.25 Elect Mr. Haruhisa Honda as a Director	Management	For	*

4 Grant retirement allowances to the retiring	Management	For	*
Directors: Mr. Kinya Uchida and Mr. Ikuo Souma
according to the Company Rule

PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILED	Non-Voting	No vote
AGENDA. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

CAPITALAND LTD			Agenda Number: 700672074
Security: Y10923103			Meeting Type: AGM
Ticker:			Meeting Date: 29-Apr-2005
ISIN: SG1J27887962

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive and adopt the Directors report and	Management	For	*
the audited accounts for the YE 31DEC 2004
and the Auditors report thereon

2. Declare a first and final dividend of SGD 0.05	Management	For	*
per share and a special dividend of SGD 0.01
per share, less Singapore Income Tax at 20%,
for the YE 31 DEC 2004

3. Approve the sum of SGD 1,003,103 as the Directors	Management	For	*
fees for the YE 31 DEC 2004; 2003: SGD 971,340

4.i Re-elect Mr. Liew Mun Leong as a Director, who	Management	For	*
retires by rotation pursuant to Article 95
of the Articles of Association of the Company

4.ii Re-elect Mr. Richard Edward Hale as a Director,	Management	For	*
who retires by rotation pursuant to Article
95 of the Articles of Association of the Company

4.iii Re-elect Mr. Peter Seah Lim Huat as a Director,	Management	For	*
who retires by rotation pursuant to Article
95 of the Articles of Association of the Company

5.i Re-appoint Dr. Richard Hu Tsu Tau as a Director,	Management	For	*
who retires under Section 153(6) of the Companies
Act, Chapter 50, to hold office from the date
of this AGM until the next AGM

5.ii Re-appoint Mr. Hsuan Owyang as a Director, who	Management	For	*
retires under Section 153(6) of the Companies
Act, Chapter 50, to hold office from the date
of this AGM until the next AGM

5.iii Re-appoint Mr. Lim Chin Beng as a Director,	Management	For	*
who retires under Section 153(6) of the Companies
Act, Chapter 50, to hold office from the date
of this AGM until the next AGM

6. Re-appoint Messrs KPMG as the Auditors of the	Management	For	*
Company and authorize the Directors to fix
their remuneration

7. Transact such other ordinary business	Other	For	*

8.A Authorize the Directors of the Company to: a)	Management	For	*
(i) issue shares in the capital of the Company
shares whether by way of rights, bonus or
otherwise; and/or (ii) make or grant offers,
agreements or options collectively, Instruments
that might or would require shares to be issued,
including but not limited to the creation and
issue of as well as adjustments to warrants,
debentures or other instruments convertible
into shares, at any time and upon such terms
and conditions and for such purposes and to
such persons as the Directors may in their
absolute discretion deem fit; and b) notwithstanding
the authority conferred by this resolution
may have ceased to be in force issue shares
in pursuance of any Instrument made or granted
by the Directors while this resolution was
in force, provided that: 1) the aggregate number
of shares to be issued pursuant to this resolution
including shares to be issued in pursuance
of Instruments made or granted pursuant to
this resolution does not exceed 50% of the
issued share capital of the Company as specified
, of which the aggregate number of shares to
be issued other than on a pro rata basis to
shareholders of the Company including shares
to be issued in pursuance of Instruments made
or granted pursuant to this resolution does
not exceed 20% of the issued share capital
of the Company as specified ; 2) subject
to such manner of calculation as may be prescribed
by the Singapore Exchange Securities Trading
Limited for the purpose of determining the
aggregate number of shares that may be issued
as specified, the percentage of issued share
capital shall be based on the issued share
capital of the Company at the time this resolution
is passed, after adjusting for: (i) new shares
arising from the conversion or exercise of
any convertible securities or share options
or vesting of share awards which are outstanding
or subsisting at the time this resolution is
passed; and (ii) any subsequent consolidation
or subdivision of shares; 3) in exercising
the authority conferred by this resolution,
the Company shall comply with the provisions
of the Listing Manual of the Singapore Exchange
Securities Trading Limited for the time being
in force unless such compliance has been waived
by the Singapore Exchange Securities Trading
Limited and the Articles of Association for
the time being of the Company; Authority expires
the earlier of the conclusion of the next AGM
of the Company or the date by which the next
AGM of the Company is required by law to be
held

8.B Authorize the Directors to: a) offer and grant	Management	For	*
options in accordance with the provisions of
the Capitaland Share Option Plan Share Option
Plan and/or to grant awards in accordance
with the provisions of the Capitaland Performance
Share Plan Performance Share Plan and/or
the Capitaland Restricted Stock Plan Restricted
Stock Plan the Share Option Plan, the Performance
Share Plan and the Restricted Stock Plan, together
the Share Plans ; and b) allot and issue from
time to time such number of shares in the Company
as may be required to be issued pursuant to
the exercise of options under the Share Option
Plan and/or such number of fully paid shares
in the Company as may be required to be issued
pursuant to the vesting of awards under the
Performance Share Plan and/or the Restricted
Stock Plan, provided that the aggregate number
of shares to be issued pursuant to the Share
Plans shall not exceed 15% of the issued share
capital of the Company from time to time

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT	Non-Voting	No vote
OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

CHINA TELECOM CORPORATION LIMITED			Agenda Number: 932224607
Security: 169426103			Meeting Type: Special
Ticker: CHA			Meeting Date: 20-Oct-2004
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

O1 TO APPOINT MR. YANG JIE AND MR. SUN KANGMIN	Management	For	For
AS EXECUTIVE DIRECTORS OF THE COMPANY.

S2A TO AMEND ARTICLE 6 OF THE ARTICLES, AS MORE	Management	For	For
FULLY DESCRIBED IN THE PROXY STATEMENT.

S2B TO AMEND ARTICLE 20 OF THE ARTICLES, AS MORE	Management	For	For
FULLY DESCRIBED IN THE PROXY STATEMENT.

S2C TO AMEND ARTICLE 21 OF THE ARTICLES, AS MORE	Management	For	For
FULLY DESCRIBED IN THE PROXY STATEMENT.

S2D TO AMEND ARTICLE 24 OF THE ARTICLES, AS MORE	Management	For	For
FULLY DESCRIBED IN THE PROXY STATEMENT.

S2E TO AMEND ARTICLE 94 OF THE ARTICLES, AS MORE	Management	For	For
FULLY DESCRIBED IN THE PROXY STATEMENT.

S2F TO AMEND THE SECOND PARAGRAPH OF ARTICLE 133	Management	For	For
OF THE ARTICLES, AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT.

CNOOC LIMITED			Agenda Number: 932326970
Security: 126132109			Meeting Type: Annual
Ticker: CEO			Meeting Date: 25-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

A1 TO RECEIVE AND CONSIDER THE AUDITED ACCOUNTS	Management	For	For
FOR THE YEAR ENDED DECEMBER 31, 2004 TOGETHER
WITH THE REPORTS OF THE DIRECTORS AND THE AUDITORS
THEREON.

A2 TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED	Management	For	For
DECEMBER 31, 2004.

A31 TO RE-ELECT MR. LUO HAN AS EXECUTIVE DIRECTOR.	Management	For	For

A32 TO RE-ELECT MR. CHIU SUNG HONG AS INDEPENDENT	Management	For	For
NON-EXECUTIVE DIRECTOR.

A4 TO RE-APPOINT THE COMPANY S AUDITORS AND TO	Management	For	For
AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION.

B1 TO GRANT A GENERAL MANDATE TO THE DIRECTORS	Management	For	For
TO REPURCHASE SHARES IN THE COMPANY NOT EXCEEDING
10% OF THE AGGREGATE NOMINAL AMOUNT OF THE
EXISTING ISSUED SHARE CAPITAL.

B2 TO GRANT A GENERAL MANDATE TO THE DIRECTORS	Management	For	For
TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES
IN THE COMPANY NOT EXCEEDING 20% OF THE EXISTING
ISSUED SHARE CAPITAL.

B3 TO EXTEND THE GENERAL MANDATE GRANTED TO THE	Management	For	For
DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES
BY THE NUMBER OF SHARES REPURCHASED.

EMI GROUP PLC			Agenda Number: 700556307
Security: G3035P100			Meeting Type: AGM
Ticker:			Meeting Date: 13-Jul-2004
ISIN: GB0000444736

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the Directors report and the financial	Management	No vote
statements for the YE 31 MAR 2004

2. Declare a final dividend of 6.0p per ordinary	Management	No vote
share

3. Approve the Directors remuneration report for	Management	No vote
the YE 31 MAR 2004

4. Re-elect Mr. M. N. Bandier as a Director	Management	No vote

5. Re-elect Mr. K.A. O Donovan as a Director	Management	No vote

6. Elect Mrs. J. Glldersleeve as a Director	Management	No vote

7. Elect Mrs. S. Bailey as a Director	Management	No vote

8. Re-appoint Ernst & Young LLP as the Auditor	Management	No vote
until the conclusion the of the next AGM at
which accounts are laid before the Company

9. Authorize the Directors to fix the remuneration	Management	No vote
of the Auditor

10 Authorize the Directors, by Article 14 of the	Management	No vote
Company s Articles of Association, to allot
relevant securities of GBP 42,090,018 Section
80 amount ; Authority expires the earlier
of the conclusion of the AGM of the Company
in 2005 or 12 OCT 2005

S.11 Authorize the Directors, subject to the passing	Management	No vote
of Resolution 10, to allot equity securities
for cash, disapplying the statutory pre-emption
rights Section 89(1) conferred on the Directors
by Article 14(B) of the Company s Articles
of Association, an amount of GBP 5,520,198
Section 89 amount ; Authority expires the
earlier of the conclusion of the AGM of the
Company in 2005 or 12 OCT 2005 ; and amend
the Article 14(B) by deleting the words pursuant
to and with in the terms of the said authority
substituting with the words pursuant to and
within the terms of the said authority or by
way of sales of treasury shares, or both

S.12 Authorize the Company, pursuant to the authority	Management	No vote
contained in its Articles of Association, to
make market purchases Section 163(3) of up
to a maximum 78,859,975 ordinary shares of
14p each, at a minimum price not less than
14p per ordinary share and not more than 5%
above the average middle market quotations
for such shares derived from the London Stock
Exchange Daily Official List, over the previous
5 business days; Authority expires the earlier
of the conclusion of the AGM of the Company
in 2005 or 12 OCT 2005 ; the Company, before
the expiry, may make a contract to purchase
ordinary shares which will or may be executed
wholly or partly after such expiry

13. Authorize the Directors to amend the EMI Group	Management	No vote
Savings-Related Option Scheme which was originally
approved by shareholders on 15 JUL 1994 so
as to permit options be granted under that
scheme until 12 JUL 2014

14. Approve the EMI Group Share Incentive Plan and	Management	No vote
authorize the Directors to do all acts and
things as they consider necessary to carry
the SIP into effect, including making such
amendments as necessary to obtain the approve
of the Inland Revenue and/or such other approval
as the Directors consider necessary or desirable
and to establish such schedules to the SIP
and/or such other schemes based on the SIP,
but modified to take account of local tax,
exchange control, securities laws or other
relevant legislation or regulations outside
the UK, provided that nay shares made available
under such schedules or other schemes must
be treated as counting against the relevant
individual or overall dilution limits in the
SIP

15 Authorize the EMI Group PLC: i) to make donations	Management	No vote
to EU political organizations of no more than
GBP 50,000 in total; and ii) incur EU political
expenditure of no more than GBP 50,000 in total
provided that, the aggregate donations to EU
political organizations and EU political expenditure
incurred by EMI Group PLC and of its subsidiaries
not exceed GBP 50,000; Authority expires the
earlier of the conclusion of the 2005 AGM or
38637

16. Authorize the EMI Music Limited to : i) make	Management	No vote
donations to EU political organizations of
no more than GBP 50,000 in total; and ii) incur
EU political expenditure of no more than GBP
50,000 in total provided that, the aggregate
donations to EU Political organizations and
EU political expenditure incurred by EMI Group
PLC and all of its subsidiaries not exceed
GBP 50,000; Authority expires the earlier
of the conclusion of the 2005 AGM or 12 OCT
2005

17. Authorize the EMI Records Limited to : i) make	Management	No vote
donations to EU political organizations of
no more than GBP 50,000 in total; and ii) incur
EU political expenditure of no more than GBP
50,000 in total provided that, the aggregate
donations to EU Political organizations and
EU political expenditure incurred by EMI Group
PLC and all of its subsidiaries not exceed
GBP 50,000; Authority expires the earlier
of the conclusion of the 2005 AGM or 12 OCT
2005

18. Authorize the EMI Music Publishing Limited to	Management	No vote
: i) make donations to EU political organizations
of no more than GBP 50,000 in total; and ii)
incur EU political expenditure of no more than
GBP 50,000 in total provided that, the aggregate
donations to EU Political organizations and
EU political expenditure incurred by EMI Group
PLC and all of its subsidiaries not exceed
GBP 50,000; Authority expires the earlier
of the conclusion of the 2005 AGM or 12 OCT
2005

19. Authorize the Virgin Records Limited to : i)	Management	No vote
make donations to EU political organizations
of no more than GBP 50,000 in total; and ii)
incur EU political expenditure of no more than
GBP 50,000 in total provided that, the aggregate
donations to EU Political organizations and
EU political expenditure incurred by EMI Group
PLC and all of its subsidiaries not exceed
GBP 50,000; Authority expires the earlier
of the conclusion of the 2005 AGM or 12 OCT
2005

ENTERPRISE INNS PLC			Agenda Number: 700631016
Security: G3070Z146			Meeting Type: AGM
Ticker:			Meeting Date: 20-Jan-2005
ISIN: GB0033872275

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
212817 DUE TO ADDITION OF RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.

1. Receive the financial statements and the statutory	Management	For	*
reports

2. Declare a final dividend of 8.4 pence per share	Management	For	*

3. Re-elect Mr. Ted Tuppen as a Director	Management	For	*

4. Re-elect Mr. David George as a Director	Management	For	*

5. Re-elect Mr. Jo Stewart as a Director	Management	For	*

6. Re-elect Mr. Susan Murray as a Director	Management	For	*

7. Re-appoint Ernst & Young LLP as the Auditors	Management	For	*
and authorize the Board to fix their remuneration

8. Approve the remuneration report	Management	For	*

9. Approve to increase the remuneration of the	Management	For	*
Non-Executive Directors from GBP 200,000 to
GBP 500,000 per annum

10. Grant authority for the issuance of equity or	Management	For	*
equity-linked securities with pre-emptive rights
up to aggregate nominal amount of GBP 5,825,084

11. Approve the Enterprise Inns 2005 Annual Bonus	Management	For	*
Plan

12. Approve Enterprise Inns 2005 Long-Term Incentive	Management	For	*
Plan

13. Approve Enterprise Inns 2005 Employee Share	Management	For	*
Option Scheme

14. Approve Enterprise Inns 2005 Save as Yon Earn	Management	For	*
Scheme

15. Approve Enterprise Inns 2005 Share Incentive	Management	For	*
Plan

S.16 Grant authority for issuance of equity or equity-linked	Management	For	*
securities without pre-emptive rights up to
aggregate nominal amount of GBP 873,763

S.17 Grant authority for market purchases of 52,390,857	Management	For	*
shares

ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG, WIEN			Agenda Number: 700701736
Security: A19494102			Meeting Type: AGM
Ticker:			Meeting Date: 11-May-2005
ISIN: AT0000652011

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the annual statement of the accounts	Management	No vote
and the report by the Supervisory Board

2. Approve the appropriation of the net profits	Management	No vote

3.a Approve the activities under taken by the Board	Management	No vote
of Directors in 2004

3.b Approve the activities under taken by the Supervisory	Management	No vote
Board in 2004

4. Approve the remuneration for the Supervisory	Management	No vote
Board

5. Elect the Supervisory Board	Management	No vote

6. Elect the Auditor of additional sheet for 2005	Management	No vote

7. Grant authority to buy back own shares for trading	Management	No vote

8. Grant authority to buy back own shares without	Management	No vote
specified puposes

9. Approve the new option program for Members of	Management	No vote
the Board of Directors and the Managers

10. Approve to change the Article as follows: a)	Management	No vote
to raise of the needed majority for the cancellation
of the membership of the Supervisory Board,
b) to deposit at Foreigen Bank, c) to change
with a majority of 3/4, and d) allowance to
record and broadcast the AGM

FANUC LTD			Agenda Number: 700738668
Security: J13440102			Meeting Type: AGM
Ticker:			Meeting Date: 29-Jun-2005
ISIN: JP3802400006

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve Appropriation of Profits: Term-End Dividend	Management	For	*
- Ordinary Dividend 31 yen

2. Amend the Articles of Incorporation	Management	For	*

3.1 Elect a Director	Management	For	*

3.2 Elect a Director	Management	For	*

3.3 Elect a Director	Management	For	*

3.4 Elect a Director	Management	For	*

3.5 Elect a Director	Management	For	*

3.6 Elect a Director	Management	For	*

3.7 Elect a Director	Management	For	*

3.8 Elect a Director	Management	For	*

3.9 Elect a Director	Management	For	*

3.10 Elect a Director	Management	For	*

3.11 Elect a Director	Management	For	*

3.12 Elect a Director	Management	For	*

3.13 Elect a Director	Management	For	*

3.14 Elect a Director	Management	For	*

3.15 Elect a Director	Management	For	*

3.16 Elect a Director	Management	For	*

3.17 Elect a Director	Management	For	*

3.18 Elect a Director	Management	For	*

3.19 Elect a Director	Management	For	*

3.20 Elect a Director	Management	For	*

3.21 Elect a Director	Management	For	*

3.22 Elect a Director	Management	For	*

3.23 Elect a Director	Management	For	*

3.24 Elect a Director	Management	For	*

3.25 Elect a Director	Management	For	*

3.26 Elect a Director	Management	For	*

3.27 Elect a Director	Management	For	*

4. Amend the Compensation to be received by Directors	Management	For	*

5. Approve Provision of Retirement Allowance for	Management	For	*
Directors

FOERENINGSSPARBANKEN AB			Agenda Number: 700665043
Security: W3222Z236			Meeting Type: AGM
Ticker:			Meeting Date: 21-Apr-2005
ISIN: SE0000242455

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

Market rules require ADP to disclose beneficial	Non-Voting	No vote
owner information for all voted accounts. If
an account has multiple beneficial owners,
you will need to provide the breakdown of each
beneficial owner name, address and share position
to your ADP Client Service Representative.
This information is required in order for ADP
to lodge your vote.

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL	Non-Voting	No vote
OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE AT ADP. THANK YOU.

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE	Non-Voting	No vote
OPTION IN SWEDEN. THANK YOU

1. Opening of the meeting and address by the Chairman	Management	For	*

2. Elect Mr. Thage G. Peterson as a Chairman of	Management	For	*
the Meeting

3. Approve the voting list	Management	For	*

4. Approve the agenda	Management	For	*

5. Appoint 2 persons to verify the minutes	Management	For	*

6. approve whether the meeting has been properly	Management	For	*
convened

7.a Receive the annual report of the Board of Directors	Management	For	*
and the consolidated accounts for the FY 2004

7.b Receive the report on the duties and work of	Management	For	*
the Board s Audit Committee

7.c Approve the address by the president	Management	For	*

7.d Receive the Auditors reports for the Bank and	Management	For	*
the Group for the FY 2004

8. Approve the profit and loss account and balance	Management	For	*
sheet of the a Bank and the consolidated profit
and loss account and consolidated balance sheet
for the FY 2004

9. Approve that the SEK 13,899 M in funds at the	Management	For	*
disposition of the meeting SEK 3,334 M be distributed
to the shareholders and that the remainder,
SEK 10,565 M, be carried forward, dividend
is SEK 6.50 per share and the record date is
38468

10. Grant discharge the Board of Directors and the	Management	For	*
President from liability

11. Amend the Articles 1, 2, 6, 6, 12 and 13 of	Management	For	*
the Bank s Articles of Association

12. Approve to determine the number of Directors	Management	For	*
to be elected by the AGM

13. Approve to determine the fees paid to the Directors	Management	For	*

14. Elect the Directors and the Chairman	Management	For	*

15. Approve to determine the fees paid to the Auditors	Management	For	*

16. Approve the Nomination Committee that the AGM	Management	For	*
resolve to establish an Election Committee
consisting of 5 members for the period until
the conclusion of the next general meeting,
the duty of the Election Committee is to propose
resolutions for future AGM where Directors
and/or Auditors will be elected and/or determinations
made on the fees paid to the Directors and/or
the Auditors, where applicable, will include
a proposal for the Chairman, the Chairman of
the Board, who is a member of the Election
Committee, will contact the 4 shareholders
with the largest shareholdings in the bank
based on data available as of 30 SEP 2005,
the Election Committee will elect a Chairman
from among its member, though not the Chairman
of the Board, the members of the Election Committee
are entitled to receive compensation from the
bank for reasonable expenses to carry out their
assignment, members who leave the Election
Committee before its work is completed will
be replaced, if the Committee so decides, by
another person who represents the same shareholder
or, if it is no longer among the 4 largest
shareholders, the next largest shareholder

17. Approve, by law, a resolution by the general	Management	For	*
meeting is required for the bank to trade its
own shares through its securities operations,
the Board proposes that the annual general
meeting resolve that the bank, during the period
until the AGM in 2006, be permitted to acquire
its own shares through its securities operations
in accordance with chapter 4 of Section 5 of
the Securities Operation Act up to a number
that at any given time does not exceed 2 1/2
% of the bank s shares outstanding, the price
of shares acquired in this manner shall correspond
to the current market price at the time

18. Authorize the Board, until the AGM in 2006,	Management	For	*
to decide to acquire the bank s own shares,
in addition to what is stated above in item
17, on 1 or more occasions and to transfer
all or part of the repurchased shares on 1
or more occasions primarily as follows: acquisitions
may only be made through purchase on Stockholmsbrsen
(the Stockholm stock exchange) and may not
result in that the banks total holdings of
its own shares, including shares acquired in
securities operations in accordance with item
17, at any given time amounts to more than
10 % of the total number of the shares in the
bank, the price shall lie within the interval
between the highest buying rate and the lowest
selling rate officially quoted for shares in
the bank at the time of acquisition, transfer
may be made through sale on Stockholmsbrsen
at a price which lies within the aforementioned
interval at the time of transfer with the purpose
of financing acquisition of all or parts of
enterprises or business activities, transfer
may also be made in another way than through
Stockholmsbrsen, with the right to diverge
from the preferential rights of the shareholders,
at a price equivalent to assessed market value
in such cases, settlement may be made in full
or in part in another form than through cash
consideration, such as contribution in kind,
set-off of receivables or otherwise with conditions,
the purpose of the Board s proposal under this
item 18, is to make possible continued adaptation
of the bank s capital structure to existing
capital needs and to make it possible for the
bank to use its own shares as consideration
for possible acquisitions of enterprises or
business activities

19. Approve the following main principles for compensation	Management	For	*
and other employment terms for Senior Executives,
Senior Executives consist of a) persons in
Executive Management, b) persons who report
to the President and c) Executive Vice Presidents
who report to persons in the Executive Management,
the basis of the salary and compensation structure
for Senior Executives is the total annual cost
range for the above-mentioned categories, the
range is determined annually by the Board,
after preparation by the Board s Compensation
Committee, taking into account current market
terms to facilitate competitive terms, the
cost range includes the annual cost of base
salaries, benefits, pensions and bonuses, including
social insurance charges and payroll taxes,
pension benefits can be defined benefit or
defined contribution, if terminated by the
bank, salary is paid during the term of notice,
i.e. 6-12 months, in addition, severance may
be paid for 6-12 months, current senior executives
are covered by signed agreements

20. Other business which may come before the meeting	Management	Against *	Against *
by Law or in accordance with the Articles of
Associations

21. Closing of the Meeting	Management	For	*

FRESENIUS AG			Agenda Number: 700689978
Security: D27348107			Meeting Type: OGM
Ticker:			Meeting Date: 25-May-2005
ISIN: DE0005785638

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THESE SHARES HAVE NO VOTING	Non-Voting	No vote
RIGHTS, SHOULD YOU WISH TO ATTENDSOENLICH AN
DER HAUPTVERSAMMLUNG TEILNEHMEN MOECHTEN, KOENNEN
SIE EINE EINTRIT CLIENT REPRESENTATIVE AT ADP.
THANK YOU.

1. Vorlage des festgestellten Jahresabschlusses	Non-Voting	No vote
der Fresenius AG und des gebilligport of the
Supervisory Board, the Group financial statements
and the Group annual report
s des Aufsichtsrats.

2. Beschlussfassung ueber die Verwendung des Bilanzgewinns.	Non-Voting	No vote
payment of a dividend
of EUR 1.35 per ordinary share and EUR 1.38
per preferred share, EUR 203,171.90 shall be
carried forward, payable on 26 MAY 2005

3. Beschlussfassung ueber die Entlastung des Vorstands	Non-Voting	No vote
fuer das Geschaeftsjahr 2004.

4. Ratify the acts of the Supervisory Board	Non-Voting	No vote
r 2004.

5. Beschlussfassung ueber die Zustimmung zu der	Non-Voting	No vote
AEnderung des Ergebnisabfuehrungsvertrages
zwischen der Fresenius AG und der Fresenius
ProServe GmbH.

6. Wahl des Herrn Dr. Gerhard Rupprecht in den	Non-Voting	No vote
Aufsichtsrat

7. Wahl des Abschlusspruefers fuer das Geschaeftsjahr	Non-Voting	No vote
2005. the 2005 FY

PLEASE NOTE THAT THIS AGENDA IS NOW AVAILABLE	Non-Voting	No vote
IN ENGLISH AND GERMAN.

PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.	Non-Voting	No vote

GOLAR LNG LTD, BERMUDA			Agenda Number: 700614402
Security: G9456A100			Meeting Type: AGM
Ticker:			Meeting Date: 17-Dec-2004
ISIN: BMG9456A1009

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

Receive and adopt the financial statements of	Non-Voting	No vote
the Company for the YE 31 DEC 2003

1. Re-elect Mr. John Fredriksen as a Director of	Management	No vote
the Company

2. Re-elect Mr. Tor Olav Troeim as a Director of	Management	No vote
the Company

3. Re-elect Mr. Kate Blankenship as a Director	Management	No vote
of the Company

4. Re-appoint Pricewaterhousecoopers of London,	Management	No vote
England as the Auditors and authorize the Directors
to determine their remuneration

INTERCONTINENTAL HOTELS GROUP PLC			Agenda Number: 700680487
Security: G4803W111			Meeting Type: AGM
Ticker:			Meeting Date: 01-Jun-2005
ISIN: GB00B03NF665

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the Company s financial statements for	Management	For	*
the YE 31 DEC 2004, together with the reports
of the Directors and the Auditors

2. Approve the Directors remuneration report for	Management	For	*
the YE 31 DEC 2004

3. Declare a final dividend on the ordinary shares	Management	For	*

4.a Appoint Mr. Andrew Cosslett as a Director of	Management	For	*
the Company

4.b Appoint Mr. David Kappler as a Director of the	Management	For	*
Company

4.c Re-appoint Mr. Robert C. Larson as a Director	Management	For	*
of the Company

4.d Re-appoint Mr. Richard Hartamn as a Director	Management	For	*
of the Company

4.e Re-appoint Mr. Ralph Kugler as a Director of	Management	For	*
the Company

4.f Re-appoint Mr. Richard Solomons as a Director	Management	For	*
of the Company

5. Re-appoint Ernst & young LLP as the Auditors	Management	For	*
of the Company to hold the office until the
conclusion of the next general meeting at which
accounts are to be laid before the Company

6. Authorize the Audit Committee of the Board to	Management	For	*
agree the Auditors remuneration

7. Authorize the Company and any Company that is	Management	For	*
or becomes a subsidiary of the Company during
the period to which the resolution relates,
for the purposes of Part XA of the Companies
Act 1985, to: i make donations to EU Political
Organizations; or ii incur EU Political Expenditure;
in an aggregate amount not exceeding GBP 100,000
during the period ending on the date of the
AGM in 2006

8. Authorize the Directors, pursuant to, and in	Management	For	*
accordance with, Section 80 of the Companies
Act 1985 and within the terms of Article 13
of the Articles of Association of the Company
to exercise, up to an aggregate nominal amount
of GBP 225,019,783; Authority expires at the
earlier of conclusion of the next AGM of the
Company or 01 SEP 2006

S.9 Authorize the Directors, in substitution for	Management	For	*
all previous authorities, pursuant to any authority
for the time being in force under Section 80
of the Companies Act 1985, authority relates
to the allotment of equity securites rather
than the sale of the treasury shares with
in the terms of Article 13 of the Articles
of Associations of the Company; disapplying
the statutory pre-emption rights Section 89(1)
of the Companies Act : i) in connection with
a rights issue; ii) and in connection with
a rights issue, up to an aggregate nominal
amount of GBP 33,752,967; Authority expires
the earlier of the next AGM of the Company
or 01 SEP 2006 ; and the Directors may make
allotments of equity securitites shall include
a sale of treasury shares

S.10 Authorize the Company, subject to and in accordance	Management	For	*
with Article 10 of the Company s Articles of
Association, to make market purchases Section
163(3) of the Companies Act 1985 of up to
90,349,461 ordinary shares of 112 pence each
in the capital of the Company, at a minimum
price of 112 pence and not more than 105% above
average of the middle market quotations for
an ordinary share as derived from the London
Stock Exchange Daily Official List, over the
previous 5 business days; Authority expires
the earlier of the conclusion of the next AGM
of the Company or 01 SEP 2006 ; the Company,
before the expiry, may make a contract to purchase
ordinary shares which will or may be executed
wholly or partly after such expiry

INTERCONTINENTAL HOTELS GROUP PLC			Agenda Number: 700717830
Security: G4803W111			Meeting Type: CRT
Ticker:			Meeting Date: 01-Jun-2005
ISIN: GB00B03NF665

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve a Scheme of arrangement proposed to	Management	For	*
be made between the Company and the holders
of the Scheme shares

INTERCONTINENTAL HOTELS GROUP PLC			Agenda Number: 700717842
Security: G4803W111			Meeting Type: EGM
Ticker:			Meeting Date: 01-Jun-2005
ISIN: GB00B03NF665

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

S.1 Approve for the purpose of giving effect to	Management	For	*
the scheme of arrangement dated 03 MAY 2005,
between the Company and the holders of its
scheme shares as defined in the said scheme
, and for the identification signed by the
Chairman thereof in its original form or with
or subject to any modification, addition or
condition approved or imposed by the Court
(the Scheme ): (a) the capital of the Company
be reduced by cancelling and extinguishing
all the scheme shares as defined in the scheme
; and (b) subject to and forthwith upon the
said reduction of capital taking effect and
notwithstanding any other provision in the
Company s Articles of Association: (i) the
capital of the Company be increased to its
former amount by the creation of such number
of ordinary shares of 112 pence each ( ordinary
shares ) as shall be equal to the number of
scheme shares cancelled pursuant to paragraph
(a) above; (ii) the reserve arising in the
books of account of the Company as a result
of the said reduction of capital be capitalized
and applied in paying up in full at par the
ordinary shares, such ordinary shares to be
allotted and issued credited as fully paid
to new InterContinental Hotels Group PLC and/or
Its nominee(s); and (iii) the Directors of
the Company, generally and unconditionally
authority for the purpose of Section 80 of
the Companies Act 1985, to allot the ordinary
shares up to an aggregate nominal amount of
GBP 750,000,000; Authority expires on 31 DEC
2005 ; this authority shall be in addition
and without prejudice to any other authority
under the said section 80 previously granted
and in force on the date on which this resolution
is passed; with effect from the passing of
this resolution, the Articles of Association
of the Company be amended by the adoption and
inclusion of a new Article 11A

INTERCONTINENTAL HOTELS GROUP PLC, LONDON			Agenda Number: 700616571
Security: G4803W103			Meeting Type: EGM
Ticker:			Meeting Date: 10-Dec-2004
ISIN: GB0032612805

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve that, subject to and conditional upon	Management	For	*
admission of the new ordinary shares to the
official list of the United Kingdom Listing
Authority and to trading on the London Stock
Exchange, all the ordinary shares of GBP 1
each in the capital of the Company whether
issued or unissued shall be sub-divided into
new ordinary shares of 4 pence each in the
capital of the Company Intermediate Shares
; and all the Intermediate Shares that are
unissued shall be consolidated into new ordinary
shares of 112 pence each in the capital of
the Company Unissued New Ordinary Shares ,
where such consolidated would result in a fraction
of an unissued ordinary share, that number
of the intermediate shares which would constitute
such fraction shall be cancelled pursuant to
Section 121(2)(e) of the Companies Act 1985;
and all the intermediate shares that are in
issue shall be consolidated into new ordinary
shares of 112 pence each in the capital of
the Company New Ordinary Shares , where such
consolidation results in any member being entitled
to a fraction of a new ordinary share and such
fraction shall be aggregated with the fractions
of a new ordinary shares to which other members
of the Company; and authorize the Directors
of the Company to sell on behalf of the relevant
members, all the new ordinary shares representing
such fractions at the best price reasonably
obtain by any person and to distribute the
proceeds of sale net of expenses in due proportion
among the relevant members; and authorize any
Director of the Company to execute an instrument
of transfer in respect of such shares on behalf
of the relevant members and to do all acts
and things they consider necessary or expedient
to effect the transfer of such shares to, or
in accordance with the directions of any buyer
of any such shares

S.2 Authorize the Company, subject to the passing	Management	For	*
of Resolution 1, and for the purpose of Section
166 of the Companies Act 1985, to make market
purchases Section 163 of the Companies Act
1985 of new ordinary shares up to 93,189,655,
at a minimum price which may be paid is the
nominal value of such share and up to 105%
of the average middle market quotations for
such shares derived from the London Stock Exchange
Daily Official List, over the previous 5 business
days; Authority expires the earlier of the
conclusion of the next AGM of the Company or
10 MAR 2006 , and before the expiry, may make
a contract to purchase ordinary shares which
will or may be executed wholly or partly after
such expiry

PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILED	Non-Voting	No vote
AGENDA. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

JC DECAUX SA			Agenda Number: 700675323
Security: F5333N100			Meeting Type: MIX
Ticker:			Meeting Date: 11-May-2005
ISIN: FR0000077919

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners:

O.1 Receive the reports of the Executive Committee,	Management	No vote
the Supervisory Board, the Statutory Auditors;
approve the social financial statements showing
a benefit of EUR 143,639,312.92 and the balance
sheet for the YE 31 DEC 2004

O.2 Receive the reports of the Executive Committee,	Management	No vote
the Supervisory Board and the Statutory Auditors;
approve the consolidated financial statements
for the FYE 31 DEC 2004

O.3 Approve to appropriate the profits of EUR 143,639,312.92,	Management	No vote
as follows: prior retained earnings: EUR 533,985,948.36,
total: EUR 677,625,261.28 allocation to: legal
reserve: EUR 598.98, carry forward account:
EUR 677,624,662.30

O.4 Approve that an amount of EUR 22,538,441.88	Management	No vote
charged to the special reserve on long-term
capital gains account will be transferred to
the other reserves account; consequently, after
the transfer, the carry forward account will
amount to EUR 678,175,623.30 and the other
reserves account will amount to EUR 25,049,188.87

O.5 Approve the non-deductible fees and expenses	Management	No vote
of EUR 52,824.42 without any corresponding
tax

O.6 Receive the special report of the Auditors on	Management	No vote
agreements governed by Article L.225-86 of
the French Commercial Code; approve the said
report and the agreements referred to therein
and in particular: purchase by the Company
of brands, models, patents owned by Mr. Jean-Claude
Decaux, Supervisory Board Chairman, for an
amount of EUR 86,426.31 corresponding strictly
to registration and industrial property rights
maintenance costs

O.7 Receive the special report of the Auditors on	Management	No vote
agreements governed by Article l. 225-86 of
the French Commercial Code; approve the said
report and the agreements referred to therein
and in particular: allocation of a conventional
compensation to Mr. Robert Caudron, Member
of the Executive Committee and operations general
manager, in the event of a breach of his employment
contract initiated by the Company

O.8 Receive the special report of the Auditors on	Management	No vote
agreements governed by Article l. 225-86 of
the French Commercial Code, approves said report
and the agreements referred to therein and
in particular: transfer by Messrs. Jean-Charles
Decaux, Jean-Francois Decaux and Jean-Sebastien
Decaux of their ownership property on patents:
affichage gigogne used by the Companies of
the Group for an amount equivalent to the reimbursement
of the expenses due to the maintenance of those
titles expenses, representing a global amount
of EUR 16,423.93

O.9 Receive the special report of the Auditors on	Management	No vote
agreements governed by Article l. 225-86 of
the French Commercial Code; approve the said
report and the agreements referred to therein
and in particular: purchase by JcDecaux Deutschland,
subsidiary of JcDecaux SA of 150,000 shares
held by SMU, subsidiary of JcDecaux, holding,
in the Georg Zacharias GmbH Company with a
net accounting value of about EUR 4,200,000.00

O.10 Receive the special report of the Auditors on	Management	No vote
agreements governed by Article l. 225-86 of
the French Commercial Code; approve the said
report and the agreements referred to therein
and in particular: contribution by JcDecaux
SA of its profits sharing in its Slovak and
Czech Companies : JcDecaux Slovakia SRO and
JcDecaux Meztzky Mobiliar Spol SRO to the Austrian
Company Aussenwerbung Tschechien-Slowakei Beteilingungs
GmbH as a remuneration of these contributions,
JcDecaux SA will get from the Gewista Company
55 per cent of the share capital of Aussenwerbung
Tschechien-Slowakei Beteilingungs GmbH

O.11 Authorize the Executive Committee to buy back	Management	No vote
the Company s shares on the open market, as
per the following conditions: maximum purchase
price: EUR 30.00 maximum number of shares that
may be acquired: 21,999,366 and to take all
necessary measures and accomplish all necessary
formalities, in particular to trade on the
stock market; Authority expires at the end
of 18 months

O.12 Approve to cancel and replace the delegation	Management	No vote
set forth in Resolution 7 and given by the
general meeting of 12 MAY 2004 to issue bonds

O.13 Approve to award total annual fees of EUR 168,760.00	Management	No vote
to the Supervisory Board

O.14 Authorize to the Executive Committee to increase,	Management	No vote
in one or more transactions, in France or abroad,
with maintenance of the shareholders preferential
subscription right, the share capital by way
of issuing Company s shares and or securities
giving access to the share capital of the Company
and or by way of issuing securities giving
right to the allocation of debt securities;
the maximum share capital increase to be issued
shall not exceed EUR 2,000,000.00; the maximum
nominal amount of debt securities to be issued
shall not exceed EUR 2,500,000,000.00; Authority
expires at the end of 26 months ; this delegation
of powers supersedes, for the fraction unused,
any and all earlier delegations to the same
effect; and to take all necessary measures
and accomplish all necessary formalities relating,
in particular, to the capital increase

O.15 Authorize to the Executive Committee to increase,	Management	No vote
in one or more transactions, in France or abroad,
with waiver of the shareholders preferential
subscription right, the share capital by way
of issuing Company s shares and or securities
giving access to the share capital of the Company
and or by way of issuing securities giving
right to the allocation of debt securities;
the maximum share capital increase to be issued
shall not exceed EUR 2,000,000.00; the maximum
nominal amount of debt securities to be issued
shall not exceed EUR 2,500,000,000.00; Authority
expires at the end of 26 months ; this delegation
of powers supersedes, for the fraction unused,
any and all earlier delegations to the same
effect; and to take all necessary measures
and accomplish all necessary formalities relating,
in particular, to the capital increase

O.16 Authorize to the Executive Committee to issue	Management	No vote
shares, without shareholders preferential
subscription right, by an maximum nominal amount
of 10% of the share capital in consideration
for contributions in kind composed of equity
shares or securities giving access to the share
capital; Authority expires at the end of 26
months ; and to take all necessary measures
and accomplish all necessary formalities relating,
in particular, to the capital increase

E.17 Authorize to the Executive Committee to increase,	Management	No vote
in one or more transactions and at its sole
discretion, the share capital, provided that
it shall not exceed a maximum nominal amount
or EUR 2,000,000.00 by way of capitalizing
retained earnings, income premiums or else,
to be carried out through the issue of bonus
shares or the raise of the par value of the
existing shares; Authority expires at the
end of 26 months ; and to take all necessary
measures and accomplish all necessary formalities
relating, in particular, to the capital increase;
this delegation of powers supersedes, for the
fraction unused thereof, any and all earlier
delegations to the same effect

O.18 Authorize the Executive Committee to increase	Management	No vote
the number of securities to be issued in the
event of a capital increase, with or without
preferential subscription right of shareholders;
Authority expires at the end of 26 months

O.19 Authorize the Executive Committee to increase	Management	No vote
the share capital, in one or more transactions,
at its sole discretion, in favour of the Company
s employees or of its subsidiaries employees
who are Members of a Company savings plan;
Authority expires at the end of 26 months
; and to take all necessary measures and accomplish
all necessary formalities relating, in particular,
to the capital increase; this delegation of
powers supersedes, for the fraction unused
thereof, any and all earlier delegations to
the same effect

E.20 Authorize the Executive Committee to grant,	Management	No vote
in one or more transactions, to the Company
and its subsidiaries, employees and Officers,
options giving the right either to subscribe
for new shares in the Company to be issued
through a share capital increase, or to purchase
existing shares purchased by the Company, provided
that the total number of shares authorized
by said options shall not exceed 4% per cent
of the share capital; Authority expires at
the end of 26 months ; and to take all necessary
measures and accomplish all necessary formalities
relating, in particular, to the capital increase;
this delegation of powers supersedes, for the
fraction unused thereof, any and all earlier
delegations to the same effect

O.21 Authorize the Executive Committee to proceed	Management	No vote
with allocations free of charge of Company
s existing shares to be issued in favour of
the employees or the Officers, provided that
they shall not represent more than 5% of the
share capital; Authority expires at the end
of 26 months

O.22 Authorize the Executive Committee to reduce	Management	No vote
the share capital by cancelling the self-held
shares of the Company in connection with a
stock repurchase plan, provided that the total
number of shares cancelled in the 24 months
does not exceed 10% of the capital; Authority
expires at the end of 18 months ; and to take
all necessary measures and accomplish all necessary
formalities relating, in particular, to the
capital increase; this delegation of powers
supersedes, for the fraction unused thereof,
any and all earlier delegations to the same
effect

O.23 Amend the following Articles of Association,	Management	No vote
Article 9: form of the shares; Article 14:
organization and functioning of the Executive
Committee; Article 21: regulated agreements;
and Article 23: general meetings

O.24 Grant all powers to the bearer of a copy or	Management	No vote
an extract of the minutes of this meeting in
order to accomplish all formalities, filings
and registrations prescribed by Law

KEYENCE CORP			Agenda Number: 700586437
Security: J32491102			Meeting Type: AGM
Ticker:			Meeting Date: 16-Sep-2004
ISIN: JP3236200006

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1 Approve Allocation of Income, Including the	Management	For	*
Following Dividends: Interim JY 0, Final
JY 5, Special JY 0

2 Appoint Alternate Internal Statutory Auditor	Management	For	*

KEYENCE CORP			Agenda Number: 700740396
Security: J32491102			Meeting Type: AGM
Ticker:			Meeting Date: 17-Jun-2005
ISIN: JP3236200006

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1 Approve Allocation of Income, Including the	Management	For	*
Following Dividends: Interim JY 5, Final
JY 15, Special JY 0

2.1 Elect Director	Management	For	*

2.2 Elect Director	Management	For	*

2.3 Elect Director	Management	For	*

2.4 Elect Director	Management	For	*

3.1 Appoint Internal Statutory Auditor	Management	For	*

3.2 Appoint Internal Statutory Auditor	Management	For	*

3.3 Appoint Alternate Internal Statutory Auditor	Management	For	*

4 Approve Retirement Bonus for Statutory Auditor	Management	For	*

5 Approve Adjustment to Aggregate Compensation	Management	For	*
Ceiling for Directors

LONZA GROUP AG, BASEL			Agenda Number: 700668493
Security: H50524133			Meeting Type: AGM
Ticker:			Meeting Date: 11-Apr-2005
ISIN: CH0013841017

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
ID 222895 DUE TO ADDITIONAL RESOLUTIONS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL
BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU

THE PRACTICE OF SHARE BLOCKING VARIES WIDELY	Non-Voting	No vote
IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS. THANK YOU.

PLEASE NOTE THAT THIS IS THE PART II OF THE	Non-Voting	No vote
MEETING NOTICE SENT UNDER MEETING 212655, INCLUDING
THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
YOU

1. Approve the annual report, the financial statements	Management	No vote
for 2004and the Auditors report

2. Approve the consolidated financial statements	Management	No vote
for 2004, the Auditors report as the Group
Auditors

3. Approve the appropriation of available earnings;	Management	No vote
the available earnings brought forward is CHF
675,527,850; the net income for the year is
CHF 201,257,424; the available earnings at
the disposal of the AGM is CHF 876,785,274;
the payment of a dividend of CHF 1.30 per share
on the share capital eligible for dividend
of CHF 47,379,425 is CHF 61,593,253 and available
earnings carry-forward is CHF 815,192,021

4. Ratify the acts of Messrs. Peter Kalantzis,	Management	No vote
Bernard Mach, Sergio Marchionne, Richard Sykes,
Peter Wilden, who are the Members of the Board
of Directors

5. Approve the creation of conditional capital	Management	No vote
in a maximum amount of CHF 2,500,000 and amend
the Articles of Association as specified

6.1 Re-elect Mr. Peter Kalantzis as the Board of	Management	No vote
Directors

6.2 Re-elect Mr. Bernard Mach as the Board of Directors	Management	No vote

6.3 Re-elect Mr. Richard Sykes as the Board of Directors	Management	No vote

6.4 Re-elect Mr. Peter Wilden as the Board of Directors	Management	No vote

6.5 Elect Mr. Rolf Soiron as the Board of Directors	Management	No vote

7. Re-elect KPMG Fides Peat, Zurich, as the Statutory	Management	No vote
Auditors also to act as the Group Auditors
, for the FY 2005

MILLEA HOLDINGS INC			Agenda Number: 700741564
Security: J4276P103			Meeting Type: AGM
Ticker:			Meeting Date: 28-Jun-2005
ISIN: JP3910660004

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve Appropriation of Profits: Term-End Dividend	Management	No vote
- Ordinary Dividend 11,000 yen

2. Amend the Articles of Incorporation	Management	No vote

3.1 Elect a Director	Management	No vote

3.2 Elect a Director	Management	No vote

3.3 Elect a Director	Management	No vote

3.4 Elect a Director	Management	No vote

3.5 Elect a Director	Management	No vote

3.6 Elect a Director	Management	No vote

3.7 Elect a Director	Management	No vote

3.8 Elect a Director	Management	No vote

3.9 Elect a Director	Management	No vote

3.10 Elect a Director	Management	No vote

3.11 Elect a Director	Management	No vote

4.1 Appoint a Corporate Auditor	Management	No vote

4.2 Appoint a Corporate Auditor	Management	No vote

5. Grant retirement allowances to the retiring	Management	No vote
Directors and to the retiring Corporate Auditors
and grant payments relating to the termination
of the retirement allowance plans for Directors
and Corporate Auditors

6. Approve the issuance of Stock Acquisition Rights	Management	No vote
pursuant to a Stock Option Compensation Plan

7. Amend the Compensation to be received by Directors	Management	No vote

8. Amend the Compensation to be received by Corporate	Management	No vote
Auditors

MITSUBISHI TOKYO FINANCIAL GROUP INC, TOKYO			Agenda Number: 700748277
Security: J44497105			Meeting Type: AGM
Ticker:			Meeting Date: 29-Jun-2005
ISIN: JP3902900004

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approval of the Proposed Appropriations of	Management	For	*
Retained Earnings and Other Capital Surplus
for the 4th business term

2. Partial Amendments to the Articles of Incorporation	Management	For	*

3. Approval of the Proposed Merger Agreement between	Management	For	*
the Company and UFJ Holdings, Inc

4.1 Election of Mr. Haruya Uehara as a Director	Management	For	*

4.2 Election of Mr. Nobuo Kuroyanagi as a Director	Management	For	*

4.3 Election of Mr. Yoshihiro Watanabe as a Director	Management	For	*

4.4 Election of Mr. Nobuyuki Hirano as a Director	Management	For	*

5.1 Election of Mr. Takeo Imai as a Corporate Auditor	Management	For	*

5.2 Election of Mr. Tsutomu Takasuka as a Corporate	Management	For	*
Auditor

6. Granting of Retirement Gratuities to Retiring	Management	For	*
Directors and Corporate Auditors

NATURA COSMETICOS SA, SAO PAULO			Agenda Number: 700661728
Security: P7088C106			Meeting Type: MIX
Ticker:			Meeting Date: 29-Mar-2005
ISIN: BRNATUACNOR6

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

A.1 Receive the accounts of the Directors and approve	Management	For	*
to examine, discuss and vote financial statements,
relating to FYE 31 DEC 2004

A.2 Approve the allocation of net profit for the	Management	For	*
FY and ratify the anticipated payment of dividends
and interest on net equity, intermediary and
complementary

A.3 Elect the Members of the Board of Directors	Management	For	*

A.4 Approve to set the Directors global remuneration	Management	For	*

E.1 Approve to deliberate on the increase of the	Management	For	*
number of positions of Co-President of the
Board of Co-President of the Board of Directors
from 2 to 3, without changing the current number
of Board Members, with the consequent reform
of Article 18 of the By-laws

E.2 Approve to deliberate on the change of the stop	Management	For	*
options program

IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting	No vote
BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
REJECTED. SHOULD YOU HAVE ANY QUESTIONS, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
AT ADP. THANK YOU.

NTL INCORPORATED			Agenda Number: 932314331
Security: 62940M104			Meeting Type: Annual
Ticker: NTLI			Meeting Date: 19-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
JAMES F. MOONEY	Management	No vote
WILLIAM R. HUFF	Management	No vote
GEORGE R. ZOFFINGER	Management	No vote

02 RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP	Management	No vote
AS THE INDEPENDENT AUDITORS OF THE COMPANY
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.

03 ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL	Management	No vote
GROUP 2005 BONUS SCHEME.

04 ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL	Management	No vote
LONG TERM INCENTIVE.

PETROLEO BRASILEIRO S.A. - PETROBRAS			Agenda Number: 932277545
Security: 71654V408			Meeting Type: Special
Ticker: PBR			Meeting Date: 31-Mar-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 APPROVAL OF THE MANAGEMENT REPORT, THE FINANCIAL	Management	No vote
STATEMENTS AND AUDIT COMMITTEE S OPINION FOR
THE FISCAL YEAR 2004.

02 APPROVAL OF THE CAPITAL EXPENDITURES BUDGET	Management	No vote
FOR THE FISCAL YEAR 2005.

03 APPROVAL OF THE DISTRIBUTION OF RESULTS FOR	Management	No vote
THE FISCAL YEAR 2004.

04 APPROVAL OF THE ELECTION OF MEMBERS TO THE BOARD	Management	No vote
OF DIRECTORS, AUDIT COMMITTEE AND THEIR RESPECTIVE
SUBSTITUTES, TO VOTE IN THE SAME MANNER AS
THE MAJORITY OF THE SHAREHOLDERS AT THE MEETING.*

05 APPROVAL OF THE ELECTION OF THE CHAIRMAN OF	Management	No vote
THE BOARD OF DIRECTORS.

06 APPROVAL OF THE ESTABLISHMENT OF THE COMPENSATION	Management	No vote
OF MANAGEMENT AND EFFECTIVE MEMBERS OF THE
AUDIT COMMITTEE, AS WELL AS THEIR PARTICIPATION
IN THE PROFITS PURSUANT TO ARTICLES 41 AND
56 OF THE COMPANY S BYLAWS.

PROMISE CO LTD			Agenda Number: 700733098
Security: J64083108			Meeting Type: AGM
Ticker:			Meeting Date: 21-Jun-2005
ISIN: JP3833750007

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve Appropriation of Profits: Final Dividend	Management	For	*
JY 50, Commemorative Dividend JY 5

2. Amend the Articles of Incorporation	Management	For	*

3.1 Elect a Director	Management	For	*

3.2 Elect a Director	Management	For	*

4.1 Appoint a Corporate Auditor	Management	For	*

4.2 Appoint a Corporate Auditor	Management	For	*

5. Approve Provision of Retirement Allowance for	Management	For	*
Corporate Auditors

RECKITT BENCKISER PLC			Agenda Number: 700689435
Security: G7420A107			Meeting Type: AGM
Ticker:			Meeting Date: 05-May-2005
ISIN: GB0007278715

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Adopt the annual financial statements for the	Management	For	*
FY 2004, which ended on 31 DEC 2004 and the
reports of the Directors and Auditors thereon

2. Approve the Director s remuneration report and	Management	For	*
that part of the report of the Auditors which
reports thereon

3. Approve a final dividend of 18p per ordinary	Management	For	*
share be paid on 26 MAY 2005 to all ordinary
shareholders on the register at the close of
business on 04 MAR 2005

4. Re-elect Mr. Adrian Bellamy as a Director, who	Management	For	*
retires by rotation

5. Re-elect Mr. George Greener as a Director, under	Management	For	*
Combined Code provision A.7.2

6. Elect Mr. Graham Mackay as a Director	Management	For	*

7. Re-appoint PricewaterhouseCoopers LLP as Auditors	Management	For	*
of the Company to hold office until the conclusion
of the next AGM and authorize the Directors
to fix their remuneration

8. Authorize the Directors of the Company, in substitution	Management	For	*
for all existing authorities, to allot relevant
securities within the meaning of Section 80
of the Companies Act 1985 up to an aggregate
nominal amount of GBP 25,438,000 Authority
expires 5 years from the date of the passing
of this resolution ; and the Directors may
make allotments during the relevant period
which may be exercised after the relevant period
and the Directors may allot relevant securities
after the expiry of this authority in pursuance
of such an offer or agreement made prior to
such expiry

S.9 Authorize the Directors, subject to the passing	Management	For	*
of Resolution 8 and pursuant to Section 95
of the Companies Act 1985, to allot equity
securities within the meaning of Section 94
of that Act for cash pursuant to the authority
conferred by the previous resolution and/or
where such allotment constitutes an allotment
of equity securities by virtue of section 94(3A)
of the said Act, disapplying the statutory
pre-emption rights Section 89(1) , provided
that this power is limited: a) to the allotment
of equity securities in connection with a rights
issue, open offer or other offers in favor
of ordinary shareholders and b) up to an aggregate
nominal value of GBP 3,815,000 Authority expires
the earlier of the conclusion of the AGM of
the Company and authorize the Directors to
allot equity securities after the expiry of
this authority in pursuance of such an offer
or agreement made prior to such expiry

S.10 Authorize the Company, pursuant to Article 7	Management	For	*
of the Company s Articles of Association of
the Company as per Section 166 of the Companies
Act 1985, to make market purchases Section
163(3) of the Companies Act 1985 of ordinary
shares of 10 10/19p each in the capital of
the Company (a) the maximum number of ordinary
shares which may purchased is 72,500,000 ordinary
shares representing less than 10% of the Company
s issued ordinary share capital as at 06 MAR
2005 ; (b)the maximum price at which ordinary
shares may be purchased is an amount equal
to 5% above the average of the middle market
quotations for the ordinary shares as taken
from the London Stock Exchange Daily Official
List, over the previous 5 business days; Authority
expires the earlier of the conclusion of the
next AGM of the Company or 04 NOV 2006 ; the
Company, before the expiry, may make a contract
to purchase ordinary shares which will or may
be executed wholly or partly after such expiry;
(d) ordinary shares cancelled immediately upon
completion of the purchase or transferred or
otherwise dealt with as treasury shares in
accordance with the provisions of the Companies
Act 1985

11. Approve a) the Reckitt Benckiser 2005 Savings-Related	Management	For	*
Share Option Plan, as specified in the Notice
of the 2005 AGM dated 06 APR 2005 and in the
form of the draft rules produced to the meeting
be and is hereby adopted and that the Directors
or a Committee of the Board of Directors be
authorized to do all acts and things necessary
or desirable to amend, implement or give effect
to the same including any consequential amendments
to obtain the approval of the Inland Revenue
under the provisions of Part 6, Chapter 7 and
Schedule 3 to the Income Tax (Earnings and
Pensions) Act 2003 and b) the Directors be
authorized to vote and be counted in the quorum
on any matter connected with the plan referred
to in paragraph a) of this resolution except
that a Director may not be counted in a quorum
or vote in respect of his own participation
and any prohibition on voting contained in
the Articles of Association of the Company
be and is hereby relaxed accordingly

12. Approve a) the Reckitt Benckiser 2005 Global	Management	For	*
Stock Profit Plan in the notice of the 2005
AGM dated 06 APR 2005, and in the form of the
draft rules produced to the meeting be adopted
and that the Directors, or a Committee of the
Board of Directors, be authorized to do all
acts and things necessary or desirable to amend,
implement or give effect to the same and b)
the Directors be authorized to vote and be
counted in the quorum on any matter connected
with the plan referred to in paragraph a) of
this resolution except that a Director may
not be counted in a quorum or vote in respect
of his own participation and any prohibition
on voting contained in the Articles of Association
of the Company be relaxed accordingly

13. Approve a) the Reckitt Benckiser 2005 USA Savings-Related	Management	For	*
Share Option Plan, in the Notice of the 2005
AGM dated 06 APR 2005, and in the form of the
draft rules produced to the meeting be adopted
and that the Directors be authorized to do
all acts and things necessary or desirable
to amend, implement, or give effect to the
same and (b) the Directors be authorized to
vote and be counted in the quorum on any matter
connected with the plan referred to in paragraph
a) of this resolution except that a Director
may not be counted in a quorum or vote in respect
of his own participation and any prohibition
on voting contained in the Articles of Association
of the Company be accordingly

14. Amend the rules of the Reckitt Benckiser Senior	Management	For	*
Executive Share Ownership Policy Plan of the
Notice of the 2005 AGM dated 06 APR 2005, and
in the form of the draft rules produced to
the meeting, and that the Directors be authorized
to do all acts and things necessary or desirable
to carry it into effect

RENAULT SA			Agenda Number: 700661324
Security: F77098105			Meeting Type: AGM
Ticker:			Meeting Date: 29-Apr-2005
ISIN: FR0000131906

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

O.1 Receive the Management report from the Board	Management	No vote
of Directors and the report of the Statutory
Auditors on the accounts of the FYE on 31 DEC
2004, approve the consolidated accounts as
they have been presented to it, drawn up pursuant
to Articles L. 233-16 et sequence of the Commercial
Code, showing net profits of EUR 3,551,000,000

O.2 Receive the Management report from the Board	Management	No vote
of Directors and the report of the Statutory
Auditors on the accounts of the FYE 31 DEC
2004, approve, as specified, the accounts for
this FY showing profits of EUR 251,877,027.36;
and also the operations evidenced by these
accounts or summarized as specified

O.3 Approve to appropriate the results of the FY	Management	No vote
as follows: profits from the FY 251,877,027.36;
allocation to the statutory reserves: nil;
remainder 251,877,027.36; previous carry forward
6,365,889,800.58; distributable profits for
the FY 6,617,766,827.94; dividends 512,886,812.40;
new carry forward: 6,104,880,015.54; and distribute
a net dividend of EUR 1.80 to each of the shares
in the Company entitled to dividends: either
providing entitlement to a 50% tax reduction
where the beneficiaries are natural persons
liable for income tax in France, in accordance
with Article 138-3-2 of the Code general des
impots General Tax Code in its new drafting;
or not providing entitlement to a tax reduction
in all other cases; the dividend shall be payable
on 13 MAY 2005

O.4 Receive the report of the Statutory Auditors	Management	No vote
on agreements referred to in Article L. 225-38
of the Commercial Code, and deciding on the
basis of this report, approve each of these
agreements referred to therein
ount of MXN 250,000,000.00

o.5 Approve to renew the term of office of Mrs.	Management	No vote
Dominique de La Garanderie as a Director, for
a term of 4 years, i.e. until the general meeting
deciding on the accounts of the FYE 31 DEC
2008

o.6 Approve to renew the term of office of Mr. Itaru	Management	No vote
Koeda as a Director, for a term of 4 years,
i.e. until the general meeting deciding on
the accounts of the FYE 31 DEC 2008

o.7 Approve to renew the term of office of Mr. Louis	Management	No vote
Schweitzer as a Director, for a term of 4 years,
i.e. until the general meeting deciding on
the accounts of the FYE 31 DEC 2008

o.8 Grant full and final release of Mr. Pierre Alanche,	Management	No vote
whose term of office ended in the FYE 31 DEC
2004, from any liability to which he may have
been subject in the performance of his management
duties

o.9 Receive the report of the Statutory Auditors	Management	No vote
on elements used for the determination of the
remuneration of equity loans

o.10 Receive the report from the Board of Directors,	Management	No vote
authorize the Board of Directors, pursuant
to the provisions of Article L. 225-209 of
the Commercial Code, to deal in the Company
s own shares under the conditions and within
the limits set forth in law and regulations,
at the maximum purchase price of EUR 85 per
share and minimum sale price of EUR 60 per
share and maximum number of shares that may
be acquired 10% of the registered capital,
not exceeding EUR 2,421,965435; Authority
expires at the end of 18 months

o.11 Authorize the Board of Directors, in accordance	Management	No vote
with Article L.228-40 of the Commercial Code,
to issue, on one or more occasions, both in
France and abroad, in euros, in foreign currency,
or in monetary units established by reference
to several currencies, bonds up to a face value
of EUR 4 billion, or its equivalent in foreign
currencies, in such form and at such times,
rates and conditions that it shall deem fit;
Authority expires at the General Meeting to
decide on the accounts for the FY 2005

e.12 Authorize the Board of Directors, pursuant to	Management	No vote
Article L.225-209 of the Commercial Code, with
the possibility to sub-delegate such authorization:
to cancel, on one or more occasions, any shares
acquired through the implementation of the
authorization granted in the 10 Resolution
submitted to this General Meeting, or any resolution
which may be substituted for the same, up to
a limit, within any period of 24 months, of
10% of the total number of shares making up
the registered capital at the time of such
operation, and, correlatively, to reduce the
registered capital by applying the amount of
the difference between the redemption value
of the shares and their par value against any
issue premium item or reserve item in the accounts;
and to amend the Articles of Association as
a consequence and fulfill all necessary formalities;
Authority expires at the end of 18 months

e.13 Receive the report from the Board of Directors	Management	No vote
and the special report from the Statutory Auditors,
and pursuant to the provisions of Articles
L. 225-129 et sequence of the Commercial Code;
authorize the Board of Directors to proceed,
on one or more occasions, in such proportions
and at such times as it may think fit, whether
in France or abroad, with the issue of shares
of the Company as well as any securities of
any nature whatsoever providing access, whether
immediately and/or at a future date, to shares
in the Company; that, in addition the par value
of the loan securities liable to be issued
pursuant to the delegation may not be greater
than 3 billion euros, or its equivalent in
foreign currency; that the shareholders may
exercise their preferential subscription rights
for irreducible amounts under such conditions
as provided by law; in addition, the Board
of Directors shall have the possibility of
granting shareholders the right to subscribe,
as reducible amounts, to a number of shares
which is greater than the number they may subscribe
to as irreducible amounts, proportionally to
their subscription rights and, in any event,
up to the limit of the number they request;
to exclude the shareholders preferential subscription
rights for shares issued by the conversion
of bonds or by the exercise of warrants; that
the sum collected by the Company or which is
to be collected by it for each of the shares
issued in the framework of the above delegation
of powers, shall be at least equal to the par
value of the shares; that the Board of Directors
shall have all powers, with the right to sub-delegate
under those conditions laid down by law, to
implement this delegation of powers, in order
in particular to determine the dates and terms
of issue as well as the forms and characteristics
of the securities to be created, fix the issue
price and conditions, the amounts to be issued,
determine the date of possession and entitlement
to dividends of the securities to be issued,
which may be retroactive, the method for paying
up the shares or other securities issued, and,
where applicable, lay down conditions for their
buy-back on the stock market, the possibility
of suspension of the exercise of rights to
the allotment of shares attached to securities
for a period which shall not exceed 3 months,
fix the mechanism for the preservation of rights
of holders of securities providing future access
to the share capital of the company, in accordance
with laws and regulations; in addition, the
Board may proceed, where necessary, with any
and all deductions from the issue premium including
in particular for expenses incurred for the
completion of the issue, and shall generally
take all necessary steps and conclude all agreements
in order to complete such issues properly and
observe the capital increases arising from
any issue undertaken through the use of this
delegation of powers and proceed with the correlative
amendment; Authority expires at the general
meeting called to decide on the accounts of
the FY 2006

e.14 Authorize the Board of Directors, pursuant to	Management	No vote
the provisions of Articles L. 225-129 et seq.
of the Commercial Code: to proceed by way of
public offering, on one or more occasions,
in such proportions and at such times as it
may think fit, whether in France or abroad,
with the issue of shares of the Company as
well as any securities of any nature whatsoever
providing access, whether immediately and/or
at a future date, to shares in the Company,
including where said securities are issued
pursuant to Article L. 228-93 of the Commercial
Code; and approve: that the amount of capital
increases liable to be undertaken immediately
and/or at a future date pursuant to the above
delegation of powers may not be greater than
300 million euros, to which sum shall be added,
where necessary, the par value of supplementary
shares to be issued in order to preserve, in
compliance with the law, the rights of holders
of securities providing entitlement to shares;
that the par value of the loan securities liable
to be issued pursuant to the above delegation
of powers may not be greater than three billion
euros, or its equivalent in foreign currency;
to exclude shareholders preferential subscription
rights for the securities to be issued; that
if subscriptions by shareholders or members
of the public do not absorb the entire issue
of shares or securities as defined, the Board
of Directors may use one or more of the following
possibilities, in such order as it may think
fit: limit the issue to the number of subscriptions
provided that this amounts to at least three
quarters of the planned amount of the issue;
freely allot all or part of the unsubscribed
securities; offer all or part of the unsubscribed
securities to the general public; that where
the Board of Directors observes surplus demand,
the number of securities to be issued may be
increased within 30 days of the close of the
subscription period, under those conditions
provided in Article L. 225-135-1 of the Commercial
Code, up to a limit of 15% of the initial issue
and at the same price as adopted for the initial
issue; exclude shareholders preferential subscription
rights for shares issued by the conversion
of bonds or by the exercise of warrants; that
the issue price of the shares shall be at least
equal to the weighted average stock market
price over the last 3 stock market sessions
preceding the fixing of the price, with the
possible application of a discount of up to
5%; that the Board of Directors shall have
all powers, with the right to sub-delegate
under such conditions as laid down by law,
to implement this delegation of powers, in
order in particular to determine the dates
and terms of issue as well as the forms and
characteristics of the securities to be created,
to fix the issue price and conditions, to fix
the amounts to be issued, determine the date
of possession and entitlement to dividends
of the securities to be issued, which may be
retroactive, the method for paying up the shares
or other securities issued, and, where applicable,
lay down conditions for their buy-back on the
stock market, the possibility of suspension
of the exercise of rights to the allotment
of shares attached to securities for a period
which shall not exceed 3 months, fix the mechanism
for the preservation of rights of holders of
securities providing future access to the share
capital of the Company, in accordance with
laws and regulations; in addition, the Board
may proceed, where necessary, with any and
all deductions from the issue premium s including
in particular for expenses incurred for the
completion of the issues, and shall generally
take all necessary steps and conclude all agreements
in order to complete such issues properly and
observe the capital increases arising from
any issue undertaken through the use of this
delegation of powers and proceed with the correlative
amendment of the Articles of Association; in
the event of an issue of loan securities, the
Board of Directors shall have all powers, with
the possibility of sub-delegating under those
conditions laid down by law, in order to decide,
in particular, on whether said securities shall
be subordinated or not, on their interest rate,
their term, the fixed or variable redemption
price with or without a premium, the details
of amortization depending on market conditions
and the conditions under which said securities
shall provide entitlement to shares in the
Company; Authority expires at the general
meeting called to decide on the accounts for
the FY 2006

e.15 Authorize the Board of Directors: to increase	Management	No vote
the capital of the company by a maximum par
value of 300 million euros, by the successive
or simultaneous issue, on one or more occasions,
of new shares in the Company in order to remunerate
securities contributed in accordance with the
provisions of Article L.225-148 of the Commercial
Code in a public exchange offering concerning
the shares of a company accepted for trading
on a regulated market or officially listed
in a State which is a signatory to the agreement
on the European Economic Area other than France
or a Member State of the Organization for Economic
Co-operation and Development; the par value
for loan securities issued, if any, pursuant
to this authorization may not exceed 300 billion
euros; the Board of Directors shall have all
powers, with the right to sub-delegate under
such conditions as laid down by law, deciding
on a report by the Statutory Auditor or Statutory
Auditors, to implement this delegation of powers,
in order in particular to: fix the parity of
exchange as well as the amount of the cash
balance to be paid, if any, observe the number
of shares to be issued, determine the dates
and issue conditions, including in particular
the price and date of entitlement to dividends,
of the new shares or of the securities providing
access immediately and/or at a future date
to an amount of the share capital of the company,
record, among the liabilities on the Company
s balance sheet in a contribution issue premium
account, to which all shareholders shall be
entitled, the difference between the issue
price of the new shares and their par value,
increase s arising there from and proceed
with the correlative amendment of the Articles
of Association; Authority expires at the general
meeting called to decide on the accounts for
the FY 2006

e.16 Approve, as a consequence of the adoption of	Management	No vote
the Resolutions 13, 14 and 15, to fix the maximum
par value of loan securities liable to be issued
pursuant to the authorization granted by the
aforementioned resolutions at the sum of 3
billion euros, or its equivalent in foreign
currency; and, fix the maximum par value of
capital increases, whether immediate and/or
at a future date, liable to be undertaken pursuant
to the authorizations granted by the aforementioned
resolutions, at the sum of 500 million euros,
the euros, it being specified that to this
par value shall be added, where necessary,
the par value of supplementary shares to be
issued in order to preserve, in accordance
with the law, the rights of holders of securities
providing entitlement to shares

e.17 Authorize the Board of Directors, under the	Management	No vote
quorum and majority conditions required for
OGM, in order to increase the share capital,
on one or more occasions, by an amount of up
to a maximum par value of one billion euros,
by successive or simultaneous incorporation
into the capital of all or part of the reserves,
profits or share issue premiums, contribution
issue premiums or merger issue premiums, to
be undertaken by the creation and gratuitous
allotment of shares or by the increase of the
par value of shares or by the joint use of
both of these processes; and Authorize the
Board of Directors, with the right to sub-delegate
under those conditions laid down by law, in
order in particular to determine the dates
and mechanism of issue, fix the issue price
and conditions, fix the amounts to be issued
and, more generally, take all steps in order
to ensure the proper completion of the same,
accomplish all acts and formalities in order
to make the corresponding capital increase
s definitive and make the correlative amendments
to the Articles of Association; Authority
expires at the general meeting called to decide
on the accounts for the FY 2006

e.18 Approve, in the framework of Articles L. 443-1	Management	No vote
et seq. of the Employment Code and Article
L. 225-138-1 of the Commercial Code, to terminate,
as of this general meeting, the authorization
granted to the Board of Directors by the Mixed
General Meeting of 29 APR 2003, in the framework
of the Resolution 27; authorize the Board of
Directors in order to proceed with a capital
increase within a limit of 4% of the share
capital, on one or more occasions, by its simple
decision alone, through the issue of shares
or other securities providing entitlement to
the share capital of the Company and reserved
to members of (i) an enterprise-level Company
Savings Scheme, or (ii) a group-level Company
Savings Scheme, or (iii) a voluntary partnered
group- or enterprise-level Company Savings
Scheme; employees or Corporate Officers of
the Company or of a French or foreign Company
in the Group and which is tied to the Group
within the meaning of Article L. 225-180 of
the Commercial Code and Article L. 444-3 of
the Employment Code, and which is majority-held
either directly or indirectly by the Company;
approve to exclude the preferential subscription
rights of shareholders, in favor of said beneficiaries;
that the Board of Directors may provide for
the gratuitous attribution of shares or other
securities granting access to the share capital
of the Company, it being understood that the
total advantage arising from such attribution
and, where applicable, from the Company s complementary
contribution and discount on the subscription
price, may not exceed the statutory or regulatory
limits; that the subscription price for new
shares may neither be higher than the average
of the opening price quoted in the last 20
stock-market sessions preceding the date of
the meeting of the Board of Directors fixing
the dates of beginning of subscriptions, nor
less than 20% of said average or 30%, respectively,
for the case of a savings scheme or voluntary
partnered Employees Savings Scheme; the characteristics
of the issues of other securities providing
entitlement to the share capital of the Company
shall be determined by the Board of Directors
under such conditions as laid down by regulations;
authorize the Board of Directors in order to
implement this delegation of powers, including
in particular to: decide on and fix the terms
of the issue and attribution of gratuitous
shares or other securities providing entitlement
to the share capital, pursuant to the authorization
granted; decide on the amount to issue, the
issue price, the terms of each issue; determine
the dates for beginning and end of the subscription
period; fix, within statutory limits, the period
granted to subscribers in order to pay up shares
and, where applicable, other securities providing
entitlement to the share capital of the Company;
determine the date, which may be retroactive,
for possession and entitlement to dividends
for the new shares and, as applicable, the
other securities providing entitlement to the
share capital of the Company; determine the
terms and conditions of operations to be undertaken
pursuant to this authorization and request
the listing of the created securities on the
stock market wherever it may decide; the Board
of Directors shall also have all powers, with
the right to subdelegate such powers, in order
to observe formally the capital increases up
to the amount of the shares actually subscribed
to, proceed with the correlative amendment
of the Articles of Association, accomplish
all operations and formalities either directly
or though an agent as are connected to the
capital increases by its simple decision, and,
where it deems it fitting, deduct the costs
of the capital increases from the share issue
premiums pertaining thereto and deduct the
necessary sums from said amount in order to
increase the statutory reserve to 1/10th of
the new share capital after each capital increase
and proceed with all formalities and declarations
with all bodies and do all that is otherwise
necessary; Authority expires at the general
meeting which is called to decide on the accounts
for the FY 2006

e.19 Amend the Paragraph 4 of Article 9 of the Articles	Management	No vote
of Association pursuant to the provisions of
Ordinance No. 2004-604 of 24 JUN 2004, and
to increase the shareholding threshold fixed
in the Articles of Association by increasing
it to 2%, as specified

O.20 Grant all powers on the bearer of a copy or	Management	No vote
an extract of the minutes of this meeting in
order to proceed with all necessary filing
and publications formalities as provided for
by law

Verification Period: Registered Shares: 1 to	Non-Voting	No vote
5 days prior to the meeting date, depends on
company s by-laws. Bearer Shares: 6 days prior
to the meeting date. French Resident Shareowners
must complete, sign and forward the Proxy Card
directly to the sub custodian. Please contact
your Client Service Representative to obtain
the necessary card, account details and directions.
The following applies to Non-Resident
Shareowners: Proxy Cards: ADP will forward
voting instructions to the Global Custodians
that have become Registered Intermediaries,
on ADP Vote Deadline Date. In capacity as
Registered Intermediary, the Global Custodian
will sign the Proxy Card and forward to the
local custodian. If you are unsure whether
your Global Custodian acts as Registered Intermediary,
please contact ADP. Trades/Vote Instructions:
Since France maintains a Verification Period,
for vote instructions submitted that have a
trade transacted (sell) for either the full
security position or a partial amount after
the vote instruction has been submitted to
ADP and the Global Custodian advises ADP of
the position change via the account position
collection process, ADP has a process in effect
which will advise the Global Custodian of the
new account position available for voting.
This will ensure that the local custodian is
instructed to amend the vote instruction and
release the shares for settlement of the sale
transaction. This procedure pertains to sale
transactions with a settlement date prior to
Meeting Date + 1

PLEASE NOTE THAT THE MEETING HELD ON 18 APR	Non-Voting	No vote
2005 HAS BEEN POSTPONED AND THAT THE SECOND
CONVOCATION WILL BE HELD ON 29 APR 2005. PLEASE
ALSO NOTE THE NEW CUTOFF DATE. IF YOU HAVE
ALREADY SENT YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE	Non-Voting	No vote
IN THE MEETING DATE. IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

PLEASE NOTE THAT THIS IS A COMBINED GENERAL	Non-Voting	No vote
MEETING. THANK YOU.

SAMSUNG ELECTRS LTD			Agenda Number: 700639327
Security: Y74718100			Meeting Type: AGM
Ticker:			Meeting Date: 28-Feb-2005
ISIN: KR7005930003

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve the balance sheet, income statement	Management	For	*
and the statement of the appropriation of retained
earning draft for the 36th FY from 01 JAN
2004 to 31 DEC 2004; the cash dividend excluding
interim dividends , dividend per share: KRW
5,000 common and KRW 5,050 preferred

2. Approve to appoint the Mr. In-Joo Kim as an	Management	For	*
Executive Director as specified

3. Approve to limit the remuneration for the Directors	Management	For	*

PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILED	Non-Voting	No vote
AGENDA. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

SANOFI-AVENTIS			Agenda Number: 700697987
Security: F5548N101			Meeting Type: OGM
Ticker:			Meeting Date: 31-May-2005
ISIN: FR0000120578

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THE MEETING HELD ON 18 MAY	Non-Voting	No vote
2005 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
AND THAT THE SECOND CONVOCATION WILL BE HELD
ON 31 MAY 2005. PLEASE ALSO NOTE THE NEW CUTOFF
DATE. IF YOU HAVE ALREADY SENT YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

O.1 Acknowledge the report of the Board of Directors	Management	No vote
and the general report of the Auditors and
approve the financial statements and the balance
sheet for the year 2004, in the form presented
to the meeting

O.2 Acknowledge the reports of the Board of Directors	Management	No vote
and the Statutory Auditors and approve the
consolidated financial statements for the said
FY, in the form presented to the meeting

O.3 Approve the transfer of the amount of EUR 200,000,000.00,	Management	No vote
pursuant to the Article 39 of the Amended Finance
Law, posted to the special reserve of long-term
capital gains to an ordinary reserve account
and acknowledge that : profits for the FY :
EUR 2,854,176,549.99; retained earnings : EUR
158,403,755.79 an extraordinary tax on the
special reserve on long-term capital gains
being taken in to account (EUR 4,987,500.00)
; distributable profits : EUR 3,012,580,305.78;
and to appropriate distributable profits as
follows : global dividend : EUR 1,693,685,180.40,
carried forward account : EUR 1,318,895,125.38;
the shareholders will receive a net dividend
of EUR 1.20 per share payable on 07 JUN 2005

O.4 Acknowledge the special report of the Auditors	Management	No vote
on agreements governed by the Article L. 225-38
and seq. of the French Commercial Code and
approve the said report and the agreements
referred to therein

O.5 Approve to renew the term of office of PricewaterhouseCoop	ersMgmt	No vote
Audit as the Statutory Auditors for a period
of 6 years

O.6 Approve to renew the term of office of Mr. Pierre	Management	No vote
Coll as PricewaterhouseCoopers Audit s Deputy
Auditor for a period of 6 years

O.7 Authorize the Board of Directors, in substitution	Management	No vote
for any earlier authority, to trade the Company
s shares on the stock exchange as per the following
conditions: maximum purchase price: EUR 90.00;
global amount to this repurchase program will
not exceed EUR 12,702,638,858.00 and, maximum
number of shares to be traded: 10%; Authority
expires at the end of 18 months ; and authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

O.8 Approve to end to the delegation granted to	Management	No vote
the Board of Directors set forth in resolution
6 and given by the general meeting of 13 JUN
2004, in order to issue bonds

O.9 Authorize the Board of Directors, in substitution	Management	No vote
of any earlier authority, to increase the share
capital, in one or more transactions, in France
or abroad, by means of a public offering, by
a maximum nominal amount of EUR 1,400,000,000.00,
by way of issuing, with the shareholders preferred
subscription rights maintained the preferential
share excluded , shares or any securities giving
right to the capital or giving the right to
a debt security; the nominal maximum amount
of the capital increases realized in accordance
with the present resolution and those granted
by the resolutions 10, 11, 12, 13 14 and 15
of the present meeting is set at EUR 1,600,000,000.00;
Authority is given for a period of 26 months
; and authorize the Board of Directors to take
all necessary measures and accomplish all necessary
formalities

O.10 Authorize the Board of Directors, in substitution	Management	No vote
of any earlier authority, to increase the share
capital, in one or more transactions, in France
or abroad, by a maximum nominal amount of EUR
840,000,000.00, by way of issuing, without
the shareholders preferred subscription rights
the preferential share excluded , shares or
any securities giving right to the capital
or giving the right to the allocation of debt
securities; the amount shall count against
the value of the overall ceiling set forth
in resolution of the present meeting and those
granted by the resolutions ; Authority is
given for a period of 26 months ; and authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

E.11 Authorize the Board of Directors, in substitution	Management	No vote
of all and any earlier authority, to increase
the share capital, in one or more transactions,
in France or abroad, by a maximum nominal amount
of EUR 500,000,000.00, by way of capitalizing
premiums, reserves, profits, premiums or any
other means provided that such capitalization
is allowed by law and under the by-laws, to
be carried out through the issue of bonus shares
or the raise of par value of existing shares,
or by utilizing both method simultaneously;
the amount shall count against the overall
value set forth in resolution number 9 of the
present meeting; Authority is given for a
period of 26 months ; and authorize the Board
of Directors to take all necessary measures
and accomplish all necessary formalities

E.12 Approve that the Board of Directors may decide	Management	No vote
to increase the number of securities to be
issued in the event of a capital increase,
with or without subscription pre-emptive rights,
to the same price than the one of the initial
issue within the limit of 15% of the initial
issue ; the nominal amount of the capital increased
against the overall value set forth in the
resolution number 9 of the present meeting;
Authority is given for a period of 26 months

O.13 Authorize the Board of Directors, in substitution	Management	No vote
of all and any authority, to increase the share
capital, in one or more transactions, in favor
of the Members of one or more of the Company
Savings Plans of the Group Sanofi-Aventis and
an amount which shall not exceed 2% of the
share capital; the nominal maximum amount which
could be realized according to the present
delegation, shall count against the overall
value set forth in the resolution number 9
of the present meeting; Authority is given
for a period of 26 months ; and authorize the
Board of Directors to take all necessary measures
and accomplish all necessary formalities

E.14 Authorize the Board of Directors, in substitution	Management	No vote
of al and any earlier authorities, to grant,
in one or more transactions, to employees and
eventually the officers of the Company or its
subsidiaries, options giving a right either
to subscribe for new shares in the Company
to be issued through a share capital increase,
or to purchase existing shares repurchased
by the Company, provided that the options shall
not give rights to a total number of shares
which shall not exceed 2.5 of the share capital;
the nominal maximum amount of the capital increase
resulting from the exercise of the options
giving a right to subscribe for shares, in
accordance with the present delegation, shall
count against the ceiling set forth in the
resolution number 9 of the present meeting;
Authority is given for a period of 26 months
; and authorize the Board of Directors to take
all necessary measures and accomplish all necessary
formalities

O.15 Authorize the Board of Directors, to proceed	Management	No vote
with the allocations free of charge of the
Company s existing shares or to be issued
the preferential shares being excluded , in
favor of beneficiaries to be chosen from the
employees and the officers of the Company and
its subsidiaries, provided that they shall
not represent more than 1% of the share capital;
the nominal amount of the capital increases
which would be realized in accordance with
the present delegation, shall count against
the ceiling set forth in the resolution number
9 of the present meeting; Authority is given
for a period of 38 months ; and authorize the
Board of Directors to take all necessary measures
and accomplish all necessary formalities

O.16 Authorize the Board of Directors, in substitution	Management	No vote
of all and any earlier authorities, to reduce
the share capital by canceling the Company
s self detained shares, in connection with
a Stock Repurchase Plan, provided that the
total number of shares cancelled in the 24
months does not exceed 10% of the share capital;
Authority is given for a period of 26 months
; and authorize the Board of Directors to take
all necessary measures and accomplish all necessary
formalities

O.17 Grant all powers to the bearer of a copy or	Management	No vote
an extract of the minutes of this meeting in
order to accomplish all formalities, filings
and registration prescribed by law

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

SCHERING AG			Agenda Number: 700655662
Security: D67334108			Meeting Type: OGM
Ticker:			Meeting Date: 14-Apr-2005
ISIN: DE0007172009

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the financial statements and annual	Management	No vote
report for the 2004 FY with the rees und des
Berichts ueber die Lage der Schering AG und
des Konzerns fuer das G report

2. Beschlussfassung ueber die Verwendung des Bilanzgewinns	Management	No vote
llows: payment of a dividend
of EUR 1 per no-par share; ex-dividend and
payable date: 15 APR 2005

3. Ratify the acts of the Board of Managing Directors	Management	No vote

4. Ratify the acts of the Supervisory Board	Management	No vote

5. Beschlussfassung ueber die Bestellung des Abschlusspruefer	sMgmt	No vote
fuer das GeschaeftY

6. Beschlussfassung ueber die Verguetung des Aufsichtsrats,	Management	No vote
Satzungsaenderung orresponding amendments
to the Articles of Association from the 2005
FY on each Member of the Supervisory Board
shall receive a fixed annual remuneration of
EUR 35,000, a profit-related remuneration of
EUR 250 for every EUR 0.01 of the earnings
per share in excess of EUR 1.20, and a performance-related
remuneration of at least EUR 35,000 and the
Chairman to receive 2.25 times and the Deputy
Chairman 1.1 times, these amounts; and approve
to increase the total remuneration for Committee
Members to EUR 585,000

7. Beschlussfassung ueber Satzungsaenderungen im	Management	No vote
Hinblick auf die Bedingungen zurgrity and the
Modernization of the Right of Avoidance UMAG
which is to become effective as per 01 NOV
2005 as specified

8. Authorize the Board of Managing Directors to	Management	No vote
acquire shares of the Company of Aktien
10% above, not more
than 20% below the market price of the shares,
or by way of a repurchase offer at a price
not differing more than 20% from the market
price of the shares, on or before 30 SEP 2006;
and authorize the Board of Managing Directors
to retire the shares, to use the shares for
acquisition purposes, to offer the shares to
employees of the Company and its affiliates,
and to use the shares for the conversion of
bonds or for the exercise of option rights

9. Beschlussfassung ueber die Zustimmung zu einem	Management	No vote
Beherrschungs- und Gewinnabfuehned subsidiary
Scheradmin 01 GmbH, effective retroactively
from 01 JAN 2005 until at least 31 DEC 2009

10. Beschlussfassung ueber die Zustimmung zur Aenderung	Management	No vote
von Gewinnabfuehrungsvertraegen zwischen der
Schering AG und verschiedenen Tochtergesellschaften
in BehePharma-Verlagsbuchhandlung GmbH, Schering
Finland Holding GmbH, and Schering Versicherungs-Vermittlu	ng
GmbH

DIESE TAGESORDNUNG WURDE AUFGRUND DES ERHALTS	Non-Voting	No vote
EINER GENAUEREN ENGLISCHEN TAGESY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU. NDERN
MOECHTEN. VIELEN DANK.

DIES IST EINE JAHRESHAUPTVERSAMMLUNG	Non-Voting	No vote

SHANGRI-LA ASIA LTD			Agenda Number: 700709580
Security: G8063F106			Meeting Type: AGM
Ticker:			Meeting Date: 26-May-2005
ISIN: BMG8063F1068

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Receive the audited accounts and the reports	Management	For	*
of the Directors and the Auditors for the YE
38352

2. Declare a final dividend for the YE 31 DEC 2004	Management	For	*

3.i Re-elect Mr. Alexander Reid Hamilton as a Director	Management	For	*

3.ii Re-elect Mr. Lee Yong Sun as a Director	Management	For	*

3.iii Re-elect Mr. Tow Heng Tan as a Director	Management	For	*

3.iv Re-elect Mr. Ye Longfei as a Director	Management	For	*

4. Approve to fix the Directors fees including	Management	For	*
the fees payable to the Members of the Audit
and Remuneration Committees

5. Re-appoint Messrs. PricewaterhouseCoopers as	Management	For	*
the Auditors and authorize the Directors of
the Company to fix their remuneration

6.A Authorize the Directors of the Company, during	Management	For	*
or after the end of the relevant period to
make or grant offers, agreements and options
which would or might require the exercise of
such powers; the aggregate nominal amount of
share capital allotted or agreed conditionally
or unconditionally to be allotted whether
pursuant to an option or otherwise by the
Directors of the Company pursuant to the approval
as specified, otherwise than pursuant to: i)
a rights issue as specified , ii) the exercise
of any option under any Share Option Scheme
or similar arrangement for the grant or issue
to option holders of shares in the Company,
iii) any scrip dividend scheme or similar arrangement
providing for the allotment of shares in lieu
of the whole or part of a dividend on shares
of the Company in accordance with the Bye-Laws
of the Company, iv) the exercise of any conversion
rights attaching to the Zero Coupon Guaranteed
Convertible Bonds due 2009 issued by Shangri-La
Finance Limited, and v) any specific authority,
shall not exceed 20% of the aggregate nominal
amount of the share capital of the Company
in issue as at the date of the passing of this
resolution and the said approval shall be limited
accordingly; Authority expires the earlier
of earlier of the conclusion of the next AGM
of the Company or the expiration of the period
within which the next AGM of the Company is
required by the Bye-Laws of the Company or
any applicable laws of Bermuda to be held

6.B Authorize the Directors of the Company, during	Management	For	*
the relevant period as specified of all powers
of the Company to repurchase its own shares
on The Stock Exchange of Hong Kong Limited
the HKSE or on any other stock exchange on
which the shares of the Company may be listed
and recognized by the Securities and Futures
Commission of Hong Kong and the HKSE for this
purpose or on the Singapore Exchange Securities
Trading Limited, subject to and in accordance
with all applicable laws and the requirements
of the Rules Governing the Listing of Securities
on the HKSE or that or any other stock exchange
as amended from time to time as the case may
be ; the aggregate nominal amount of shares
of the Company repurchased by the Company shall
not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue
as at the date of the passing of this resolution
and the authority pursuant to paragraph (a)
above shall be limited accordingly; Authority
expires the earlier of the conclusion of the
next AGM of the Company or the expiration of
the period within which the next AGM of the
Company is required by the Bye-Laws of the
Company or any applicable laws of Bermuda to
be held

6.C Authorize the Directors of the Company, conditional	Management	For	*
upon the passing of Resolution No. 6.B, and
for the time being in force to exercise the
powers of the Company, to allot shares be and
is hereby extended by the addition to the aggregate
nominal amount of the share capital which may
be allotted or agreed conditionally or unconditionally
to be allotted by the Directors of the Company
pursuant to such general mandate of an amount
representing the aggregate nominal amount of
the share capital of the Company repurchased
by the Company under the authority granted
by the Resolution No. 6.B, provided that such
amount shall not exceed 10% of the aggregate
nominal amount of the share capital of the
Company in issue as at the date of the passing
of this resolution

S.7 Amend the Bye-Laws of the Company adopted on	Management	For	*
25 MAY 1993 and amended up to 25 May 2004 as
follows: a) by adding the specified new Bye-Law
70A immediately after Bye-Law 70; b) by deleting
the existing Bye-Law 99 and replacing it with
the specified one; c) by adding the specified
Paragraph immediately after the Bye-Law 100(iii)
and re-numbering the Bye-Law 100(iv) as Bye-Law
100(v); d) by deleting the existing Bye-Law
182 (ii) and its side-note in their entirety
and replacing them with the specified one

SONY CORP			Agenda Number: 700734242
Security: J76379106			Meeting Type: OGM
Ticker:			Meeting Date: 22-Jun-2005
ISIN: JP3435000009

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

Receive the reports on the business report,	Non-Voting	No vote
consolidated balance sheet, consolidated statement
of income and audit reports on the consolidated
financial statements by the Accounting Auditors
Certified Public Accountants and the Audit
Committee for the FYE 31 MAR 2005 from 01
APR 2004 to 31 MAR 2005 pursuant to the Commercial
Code and the Law for Special Exceptions to
the Commercial Code concerning Audit, etc.
of Kabushiki-Kaisha the Audit Special Exceptions
Law

Receive the reports on non-consolidated balance	Non-Voting	No vote
sheet, non-consolidated statement of income
and appropriation of non-consolidated retained
earnings on a parent Company basis for the
FYE 31 MAR 2005 from 01 APR 2004 to 31 MAR
2005 pursuant to the Commercial Code and the
Audit Special Exceptions Law

1. Amend a part of the Articles of Incorporation	Management	For	*

2.1 Elect Mr. Howard Stringer as a Director	Management	For	*

2.2 Elect Mr. Ryoji Chubachi as a Director	Management	For	*

2.3 Elect Mr. Katsumi Ihara as a Director	Management	For	*

2.4 Elect Mr. Akishige Okada as a Director	Management	For	*

2.5 Elect Mr. Hirobumi Kawano as a Director	Management	For	*

2.6 Elect Mr. Yotaro Kobayashi as a Director	Management	For	*

2.7 Elect Mr. Sakie T. Fukushima as a Director	Management	For	*

2.8 Elect Mr. Yoshihiko Miyauchi as a Director	Management	For	*

2.9 Elect Mr. Yoshiaki Yamauchi as a Director	Management	For	*

2.10 Elect a Director	Management	For	*

2.11 Elect a Director	Management	For	*

2.12 Elect a Director	Management	For	*

3. Approve to issue acquisition rights for shares	Management	For	*
of common stock of the Corporation for the
purpose of granting stock options

4. PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:	Shareholder	Against *	Against *
Amend the Article of Incorporation with respect
to the disclosure to shareholders regarding
remuneration paid to each Director

SUMITOMO REALTY & DEVELOPMENT CO LTD			Agenda Number: 700738606
Security: J77841112			Meeting Type: AGM
Ticker:			Meeting Date: 29-Jun-2005
ISIN: JP3409000001

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve Appropriation of Profits: Term-End Dividend	Management	For	*
- Ordinary Dividend 9 yen

2. Amend the Articles of Incorporation	Management	For	*

3.1 Elect a Director	Management	For	*

3.2 Elect a Director	Management	For	*

3.3 Elect a Director	Management	For	*

3.4 Elect a Director	Management	For	*

3.5 Elect a Director	Management	For	*

3.6 Elect a Director	Management	For	*

3.7 Elect a Director	Management	For	*

3.8 Elect a Director	Management	For	*

4.1 Appoint a Corporate Auditor	Management	For	*

4.2 Appoint a Corporate Auditor	Management	For	*

4.3 Appoint a Corporate Auditor	Management	For	*

SWISS LIFE HOLDING, ZUERICH			Agenda Number: 700694690
Security: H7354Q135			Meeting Type: OGM
Ticker:			Meeting Date: 10-May-2005
ISIN: CH0014852781

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

THE PRACTICE OF SHARE BLOCKING VARIES WIDELY	Non-Voting	No vote
IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS. THANK YOU.

1. Approve the business report 2004, report of	Management	No vote
the Auditors and the Group Auditor

2. Approve the appropriation of the balance result,	Management	No vote
reduction of the share capital by repayment
on the par value of the shares and amend the
By-Laws

3. Grant discharge to the Members of the Board	Management	No vote
of Directors

4. Re-elect the Board of Directors	Management	No vote

5. Elect the Auditors and the Group Auditor	Management	No vote

TAIWAN SEMICONDUCTOR MFG. CO. LTD.			Agenda Number: 932245245
Security: 874039100			Meeting Type: Special
Ticker: TSM			Meeting Date: 21-Dec-2004
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 TO APPROVE THE REVISIONS OF THE COMPANY S ARTICLES	Management	For	For
OF INCORPORATION, AS SET FORTH IN THE COMPANY
S NOTICE OF MEETING ENCLOSED HEREWITH.

TAKEFUJI CORP			Agenda Number: 700761441
Security: J81335101			Meeting Type: AGM
Ticker:			Meeting Date: 29-Jun-2005
ISIN: JP3463200000

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1 Approve Allocation of Income, Including the	Management	For	*
Following Dividends: Interim JY 50, Final
JY 50, Special JY 0

2 Amend Articles to: Expand Business Lines - Reduce	Management	For	*
Maximum Board Size - Clarify Director
Authorities

3.1 Elect Director	Management	For	*

3.2 Elect Director	Management	For	*

3.3 Elect Director	Management	For	*

3.4 Elect Director	Management	For	*

3.5 Elect Director	Management	For	*

3.6 Elect Director	Management	For	*

3.7 Elect Director	Management	For	*

3.8 Elect Director	Management	For	*

3.9 Elect Director	Management	For	*

3.10 Elect Director	Management	For	*

4.1 Appoint Internal Statutory Auditor	Management	For	*

4.2 Appoint Internal Statutory Auditor	Management	For	*

THE NEWS CORPORATION LIMITED			Agenda Number: 932224342
Security: 652487703			Meeting Type: Annual
Ticker: NWS			Meeting Date: 26-Oct-2004
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1A RE-ELECTION OF MR. KE COWLEY, AS DIRECTOR.	Management	For	For

1B RE-ELECTION OF MR. DF DEVOE, AS DIRECTOR.	Management	For	For

1C ELECTION OF MR. V DINH, AS DIRECTOR.	Management	For	For

1D ELECTION OF MR. PL BARNES, AS DIRECTOR.	Management	For	For

1E ELECTION OF MR. JL THORNTON, AS DIRECTOR.	Management	For	For

02 SHARE SCHEME MEETING OF ORDINARY SHAREHOLDERS.	Management	For	For
APPROVAL OF THE SHARE SCHEME DESCRIBED IN THE
INFORMATION MEMORANDUM.

03 CAPITAL REDUCTION MEETING. APPROVAL OF THE CAPITAL	Management	For	For
REDUCTION BY CANCELLATION OF ALL SHARES IN
THE COMPANY.

ADS IF YOU MARK THE AGAINST BOX, YOU WILL NOT VOTE	Management	For	For
AS REGISTERED LEGAL OWNER OF NEWSCORP SHARES
AND YOUR VOTE WILL NOT BE COUNTED IN DETERMINING
WHETHER THE SHARE SCHEME IS APPROVED BY A MAJORITY
IN NUMBER OF SHAREHOLDERS VOTING AT THE MEETINGS.

THE NEWS CORPORATION LIMITED			Agenda Number: 932224986
Security: 652487802			Meeting Type: Annual
Ticker: NWSA			Meeting Date: 26-Oct-2004
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 SHARE SCHEME MEETING OF PREFERRED SHAREHOLDERS.	Management	For	For
APPROVAL OF THE SHARE SCHEME DESCRIBED IN THE
INFORMATION MEMORANDUM.

02 CAPITAL REDUCTION MEETING. APPROVAL OF THE CAPITAL	Management	For	For
REDUCTION BY CANCELLATION OF ALL SHARES IN
THE COMPANY.

ADS IF YOU MARK THE AGAINST BOX, YOU WILL NOT VOTE	Management	For	For
AS REGISTERED LEGAL OWNER OF NEWSCORP SHARES
AND YOUR VOTE WILL NOT BE COUNTED IN DETERMINING
WHETHER THE SHARE SCHEME IS APPROVED BY A MAJORITY
IN NUMBER OF SHAREHOLDERS VOTING AT THE MEETINGS.

THOMSON			Agenda Number: 700697951
Security: F91823108			Meeting Type: OGM
Ticker:			Meeting Date: 10-May-2005
ISIN: FR0000184533

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS A MIX MEETING.THANK	Non-Voting	No vote
YOU

PLEASE NOTE THAT THE MEETING HELD ON 02 MAY	Non-Voting	No vote
2005 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
AND THAT THE SECOND CONVOCATION WILL BE HELD
ON 10 MAY 2005. PLEASE ALSO NOTE THE NEW CUTOFF
DATE. IF YOU HAVE ALREADY SENT YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners:

Approve the Board of Directors report and the	Non-Voting	No vote
Statutory Auditors report on the FYE 31 DEC
2004 and the special reports of the Statutory
Auditors

Approve the report of the Chairman of the Board	Non-Voting	No vote
of Directors on the preparation and organization
of the Board s works and on internal audit
procedures, and the Statutory Auditors report
relating to the report of the Chairman of the
Board of Directors

O.1 Approve the Parent-Company s statutory financial	Management	No vote
statements for the FYE 31 DEC 2004

O.2 Approve the consolidated financial statements	Management	No vote
for the FYE 31 DEC 2004

O.3 Approve the allocation of income for the FYE	Management	No vote
38352

O.4 Approve the agreements referred to in Article	Management	No vote
L. 225-38 et seq. of the French Commercial
Code

O.5 Approve to renew the term of office of Mr. Christian	Management	No vote
Blanc as a Director

O.6 Approve to renew the term of office of Mr. Marcel	Management	No vote
Roulet as a Director

O.7 Authorize the Board of Directors to allow the	Management	No vote
Company purchase its own shares

O.8 Approve the end of the delegation granted by	Management	No vote
the 1st resolution of the ordinary shareholders
meeting of 15 SEP 2000 to issue bonds

O.9 Grant powers to carry out all formalities	Management	No vote

E.1 Authorize the Board of Directors to reduce the	Management	No vote
capital through the cancellation of the shares
acquired under Article L. 225-209 of the French
Commercial Code

E.2 Authorize the Board of Directors of its capacity	Management	No vote
to approve a capital increase, through the
issuance - with preferred subscription rights
#NAME?
have access to the capital of the Company and/or
securities giving an entitlement to debt securities

E.3 Authorize the Board of Directors of its capacity	Management	No vote
to approve a capital increase, through the
issuance - without preferred subscription rights
#NAME?
have access to the capital of the Company and/or
securities giving an entitlement to debt securities

E.4 Authorize the Board of Directors of its capacity	Management	No vote
to approve a capital increase by capitalizing
premiums, reserves, profits or otherwise

E.5 Authorize the Board of Directors of its capacity	Management	No vote
to increase the number of securities to be
issued in case of a capital increase with or
without preferred subscription rights

E.6 Authorize the Board of Directors of its capacity	Management	No vote
to increase the capital in favor of members
of company savings plans without preferred
subscription rights in favor of the latter

E.7 Authorize the Board of Directors of its capacity	Management	No vote
to grant stock options to subscribe or to purchase
shares to staff or corporate officers of the
Company or companies related to it through
direct or indirect interests

E.8 Authorize the Board of Directors of its capacity	Management	No vote
to grant, for free, existing or future shares
in favor of all or a portion of the Group s
employees or Corporate Officers

TOTAL SA			Agenda Number: 700693319
Security: F92124100			Meeting Type: MIX
Ticker:			Meeting Date: 17-May-2005
ISIN: FR0000120271

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THE MEETING HELD ON 28 APR	Non-Voting	No vote
2005 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
AND THAT THE SECOND CONVOCATION WILL BE HELD
ON 17 MAY 2005. PLEASE ALSO NOTE THE NEW CUTOFF
DATE. IF YOU HAVE ALREADY SENT YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting	No vote
ID 221443, DUE TO CHANGE ADDITIONAL RESOLUTION.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

o.1 Receive the report of the Board of Directors	Management	No vote
and the general report of the Statutory Auditors;
approve the financial statements and the balance
sheet for the year 2004

o.2 Approve the consolidated financial statements	Management	No vote
for the said FY

o.3 Approve the profits for the FY : EUR 3,443,251,656.00	Management	No vote
prior retained earnings: EUR 1,355,570,990.00
distributable profits : EUR 4,798,822,646.00
appropriation to: global dividend: EUR 3,429,081,583.00
carry forward account: EUR 1,369,741,063.00
a dividend of EUR 5.40 will be paid; and to
pay the interim dividend of EUR 2.40 on 24
NOV 2004 giving the right to a tax credit;
the remaining dividend of EUR 3.00 will be
paid on 24 MAY 2005

o.4 Receive the special report of the Auditors on	Management	No vote
the agreements governed by the Article L.225-38
of the French Commercial Code; approve the
said report and the agreements referred to
therein

o.5 Authorize the Board of Directors to trade in	Management	No vote
the Company s shares on the stock market as
per the following conditions: maximum purchase
price: EUR 250.00, maximum number of shares
to be traded: 10% of the total number of shares
comprising the share capital; Authority expires
at the end of 18 months ; it cancels and replaces
for the period unused thereof, the delegation
set forth in Resolution No. 5 at the CGM of
14 MAY 2004; authorize the Board of Directors
to take all necessary measures and accomplish
all necessary formalities

O.6 Approve to renew the term of office of Mr. Paul	Management	No vote
Desmarais Jr. as a Director for a period of
3 years

O.7 Approve to renew the term of office of Mr. Bertrand	Management	No vote
Jacquillat as a Director for a period of 3
years

O.8 Approve to renew the term of office of Mr. Maurice	Management	No vote
Lippens as a Director for a period of 3 years

O.9 Appoint Lord Levene of Portsoken KBE as a Director	Management	No vote
for a period of 3 years

E.10 Authorize the Board of Directors to increase	Management	No vote
in one or more transactions, in France or abroad,
the share capital by a maximum nominal amount
of EUR 4,000,000,000.00, by way of issuing
with the shareholders preferential right of
subscription, Company s ordinary shares and
securities giving access to shares in the Company;
approve that the nominal value of debt securities
issued shall not exceed EUR 10,000,000,00.00;
Authority expires at the end of 26 months
; it cancels and replaces for the period unused
thereof all earlier authorizations; authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

E.11 Authorize the Board of Directors to increase	Management	No vote
in one or more transactions, in France or abroad,
the share capital by a maximum nominal amount
of EUR 1,800,000,000.00 by way of issuing with
waiver of the shareholders preferential rights,
Company s ordinary shares or securities giving
access to shares in the Company; approve that
the nominal value of debt securities issued
shall not exceed EUR 10,000,000,00.00; Authority
expires at the end of 26 months ; it cancels
and replaces for the period unused thereof
all earlier authorizations; authorize the Board
of Directors to take all necessary measures
and accomplish all necessary formalities

E.12 Authorize the Board of Directors to increase	Management	No vote
the share capital, in one or more transactions,
in favour of the Company s employees who are
members of a Company Savings Plan; Authority
expires at the end of 26 months and for an
amount which shall not exceed 1.50% of the
share capital ; it cancels and replaces for
the fraction unused, the delegation given for
a period of 5 years by the EGM of 14 MAY 2004;
authorize the Board of Directors to take all
necessary measures and accomplish all necessary
formalities

E.13 Authorize the Board of Directors to freely allocate	Management	No vote
in one or more transactions, Company s existing
shares or to be issued, to the profit of the
Company and its subsidiaries employees in
accordance with L.225-197-2 of the French Commercial
Code and officers, it being provided that the
total number of shares shall not exceed 1%
of the registered capital; Authority expires
at the end of 38 months ; authorize the Board
of Directors to take all necessary measures
and accomplish all formalities

PLEASE NOTE THAT THE BELOW RESOLUTION A IS NOT	Non-Voting	No vote
AGREED BY THE BOARD OF DIRECTORS. THANK YOU.

E.13A PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:	Shareholder	No vote
Authorize the Board of Directors to freely
allocate in one or more transactions, Company
s existing shares or to be issued, to the profit
of the Company and its subsidiaries employees
in accordance with Article L.225-197-2 of the
French Commercial Code or to some categories
of them and officers, it being provided that
the total number of shares shall not exceed
1% of the registered

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

TREND MICRO INC			Agenda Number: 700650256
Security: J9298Q104			Meeting Type: AGM
Ticker:			Meeting Date: 25-Mar-2005
ISIN: JP3637300009

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve the 16th profit appropriation plan	Management	For	*

2. Approve partial amendments to the Articles of	Management	For	*
Incorporation; Please refer to the page 54
of the proxy statement for the details of the
proposed changes

3.1 Elect Mr. Ming-Jang Chang as a Director	Management	For	*

3.2 Elect Ms. Eva Chen as a Director	Management	For	*

3.3 Elect Mr. Mahendra Negi as a Director	Management	For	*

3.4 Elect Mr. Hirotaka Takeuchi as a Director	Management	For	*

4.1 Appoint Mr. Fumio Hasegawa as a Corporate Auditor	Management	For	*

4.2 Appoint Mr. Sadatoshi Nakayama as a Corporate	Management	For	*
Auditor

4.3 Appoint Mr. Yasuo Kameoka as a Corporate Auditor	Management	For	*

4.4 Appoint Mr. Koji Fujita as a Corporate Auditor	Management	For	*

5. Approve the issuance of the stock acquisition	Management	For	*
rights as a stock options to Directors, employees
of, staff seconded to, advisors of and persons
scheduled to be employed by the Company and
its subsidiaries; Please refer to page 57 thru
60 of the Proxy Statement for the explanation

TYCO INTERNATIONAL LTD.			Agenda Number: 932255789
Security: 902124106			Meeting Type: Annual
Ticker: TYC			Meeting Date: 10-Mar-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
DENNIS C. BLAIR	Management	No vote
EDWARD D. BREEN	Management	No vote
GEORGE W. BUCKLEY	Management	No vote
BRIAN DUPERREAULT	Management	No vote
BRUCE S. GORDON	Management	No vote
RAJIV L. GUPTA	Management	No vote
JOHN A. KROL	Management	No vote
MACKEY J. MCDONALD	Management	No vote
H. CARL MCCALL	Management	No vote
BRENDAN R. O'NEILL	Management	No vote
SANDRA S. WIJNBERG	Management	No vote
JEROME B. YORK	Management	No vote

02 RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO	Management	No vote
S INDEPENDENT AUDITORS AND AUTHORIZATION FOR
THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS
TO SET THE AUDITORS REMUNERATION.

UBS AG			Agenda Number: 700667085
Security: H8920M855			Meeting Type: AGM
Ticker:			Meeting Date: 21-Apr-2005
ISIN: CH0012032030

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS THE PART II OF THE	Non-Voting	No vote
MEETING NOTICE SENT UNDER MEETING 213164, INCLUDING
THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
YOU.

THE PRACTICE OF SHARE BLOCKING VARIES WIDELY	Non-Voting	No vote
IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.

1. Approve the annual report, the Group and the	Management	No vote
parent Company accounts for 2004, the reports
of the Group and the Statutory Auditors

2. Approve the appropriation of the retained earnings,	Management	No vote
dividend for FY 2004

3. Grant discharge to the Members of the Board	Management	No vote
of Directors and the Group Executive Board

4.1.1 Re-elect Mr. Marcel Ospel as a Board Member	Management	No vote

4.1.2 Re-elect Mr. Lawrence A. Weinbach as a Board	Management	No vote
Member

4.2.1 Elect Mr. Marco Suter as a Board Member	Management	No vote

4.2.2 Elect Mr. Peter R. Voser as a Board Member	Management	No vote

4.3 Re-elect Ernst and Young Ltd, Basel as the Group	Management	No vote
and the Statutory Auditors

5.1 Approve the cancellation of shares repurchased	Management	No vote
under the 2004/2005 Share Buyback Program and
the respective amendment of Article 4 of the
Articles of Association

5.2 Approve the new 2005/2006 Share Buy Back Program	Management	No vote

VINCI SA			Agenda Number: 700666184
Security: F5879X108			Meeting Type: OGM
Ticker:			Meeting Date: 28-Apr-2005
ISIN: FR0000125486

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

PLEASE NOTE THAT THIS IS A MIX MEETING. THANK	Non-Voting	No vote
YOU.

A Verification Period exists in France. Please	Non-Voting	No vote
see http://ics.adp.com/marketguide for complete
information. Verification Period: Registered
Shares: 1 to 5 days prior to the meeting date,
depends on company s by-laws. Bearer Shares:
6 days prior to the meeting date. French
Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub
custodian. Please contact your Client Service
Representative to obtain the necessary card,
account details and directions. The following
applies to Non-Resident Shareowners: Proxy
Cards: ADP will forward voting instructions
to the Global Custodians that have become Registered
Intermediaries, on ADP Vote Deadline Date.
In capacity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and
forward to the local custodian. If you are
unsure whether your Global Custodian acts as
Registered Intermediary, please contact ADP.
Trades/Vote Instructions: Since France
maintains a Verification Period, for vote instructions
submitted that have a trade transacted (sell)
for either the full security position or a
partial amount after the vote instruction has
been submitted to ADP and the Global Custodian
advises ADP of the position change via the
account position collection process, ADP has
a process in effect which will advise the Global
Custodian of the new account position available
for voting. This will ensure that the local
custodian is instructed to amend the vote instruction
and release the shares for settlement of the
sale transaction. This procedure pertains
to sale transactions with a settlement date
prior to Meeting Date + 1

O.1 Receive the reports of the Board of Directors	Management	No vote
and the Statutory Auditors and approve the
consolidated financial statements for the FY
2004 as specified and notices that net profit
group share amounts to: EUR 721,325,000.00

E.2 Receive the report of the Board of Directors	Management	No vote
and the general report of the Statutory Auditors
and approve the financial statements and the
balance sheet for the year 2004; and grant
discharge to the Directors for the performance
of their duties during the said FY

O.3 Acknowledge the net profits of the FY 2004 amounts	Management	No vote
to: EUR 330,515,978.95; carry forward account:
EUR 2,457,637,358.90; distributable profits:
EUR 2,788,153,337.85; approve to allocate the
distributable profits as: shareholders as an
interim dividend: EUR 99,336,139.20; shareholders
as a complementary dividend: EUR 190,049,163.30;
legal reserves account: EUR 18,771.00; carry
forward account: EUR 2,498,749,264.35; approve
to pay an interim dividend of EUR 1.20 per
share on 21 DEC 2004 provided that all shares
got by the beneficiaries before 31 DEC 2004
are entitled to a tax credit amounting to EUR
0.60 and after 01 JAN 2005, the interim dividend
is no longer entitled to a tax credit, the
shareholders to receive a complementary dividend
of: EUR 2.30 per share for the 82,630,071 shares
and the dividend will be paid on 06 MAY 2005;
approve that the share capital is composed
of 84,095,683 shares on 01 MAY 2005 cum rights
date: 01 JAN 2004 ; to transfer the amount
of EUR 46,958,190.59, charged to the special
reserve on long-term capital gains account,
to the ordinary reserves account

O.4 Receive the special report of the Auditors on	Management	No vote
agreements governed by Articles L. 225-38 and
Sequence of the French Commercial Code and
approve the said report and the agreements
referred to therein

O.5 Approve to renew the term of office of Mr. Patrick	Management	No vote
Faure as a Director for a period of 4 years
and if the Resolution E.21 was not adopted,
the term of office of Mr. M. Patrick Faure
as a Director to be extended to a period of
6 years

O.6 Approve to renew the term of office of Mr. Bernard	Management	No vote
Huvelin as a Director for a period of 4 years
and if the Resolution E.21 was not adopted,
the term of office of Mr. Bernard Huvelin as
a Director to be extended to a period of 6
years

O.7 Approve, as a result of the Amalgamation-Merger	Management	No vote
of Deloitte Touche Tohmatsu by Deloitte Touche
Tohmatsu-Audit, Deloitte Touche Tohmatsu-Audit
as the new Statutory Auditor and the new Corporate
name of the Statutory Auditor is Deloitte Et
Associes; and authorize the Board of Directors
to take all necessary measures and accomplish
all necessary formalities

O.8 Authorize the Board of Directors, canceling	Management	No vote
and replacing the delegation set forth in Resolution
8 given by the general meeting of 04 MAY 2004,
to buy back the Company s shares on the open
market provided that: maximum purchase price:
EUR 170.00; maximum number of shares that may
be acquired: 10% of the number of shares comprising
the share capital; Authority expires after
18 months

E.9 Authorize the Board of Directors, canceling	Management	No vote
and replacing the delegation set forth in Resolution
9 given by the general meeting of 04 MAY 2004,
to reduce the share capital by canceling the
shares held by the Company, provided that the
total number of shares cancelled in the 24
months does not exceed 10% of the capital;
Authority expires after 18 months ; and authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

E.10 Authorize the Board of Directors, canceling	Management	No vote
and replacing the delegation set forth in Resolution
10 given by the general meeting of 04 MAY 2004,
to issue ordinary shares and securities giving
access to the share capital of the Company
with maintenance of the shareholders preferential
right of subscription in one or more transactions,
in France or abroad, by a maximum nominal amount
of EUR 400,000,000.00 provided that maximum
overall nominal amount of debt securities to
be issued shall not exceed EUR 2,000,000,000.00;
Authority expires after 26 months ; and authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

E.11 Authorize the Board of Directors to issue convertible	Management	No vote
bonds and, or transferable bonds into Company
or its subsidiaries Oceane new shares or
existing shares, with suppression of the shareholders
preferential right provided that the maximal
nominal value of capital increases to be carried
out under this delegation of authority shall
not exceed EUR 200,000,000.00 and the accrued
nominal amount of share increase not to exceed:
EUR 400,000,000.00; maximum nominal amount
of bonds to be issued: EUR 2,000,000,000.00;
Authority expires after 26 months ; and authorize
the Board of Directors to take all necessary
measures and accomplish all necessary formalities

E.12 Authorize the Board of Directors to issue debt	Management	No vote
securities giving access to the share capital
of the Company or its subsidiaries in one or
more transaction in France or abroad, provided
that the maximal nominal value of capital increases
to be carried out under this delegation of
authority shall not exceed EUR 200,000,000.00
and the maximum nominal amount of debt securities
to be issued: EUR 2,000,000,000.00; Authority
expires after 26 months ; and authorize the
Board of Directors to take all necessary measures
and accomplish all necessary formalities

E.13 Authorize the Board of Directors to increase	Management	No vote
the number of securities to be issued in the
event of a capital increase with in the limit
of 15% of the initial issue; Authority is
given for a period of 26 months

E.14 Authorize the Board of Directors to increase	Management	No vote
the share capital by a maximum nominal amount
of 10% of the share capital, by way of issuing
Company shares and securities giving access
to share capital in consideration for the contributions
in kind comprised of equity securities giving
access to the share capital; Authority expires
after 18 months ; and authorize the Board of
Directors to take all necessary measures and
accomplish all necessary formalities

E.15 Authorize the Board of Directors, canceling	Management	No vote
and replacing the delegation set forth in Resolution
10 given by the general meeting of 14 MAY 2003,
to grant, in one or more transaction, to the
Employees and the Officers, to subscribe for
new shares in the Company to be issued through
a share capital increase, provided that the
options shall not give rights to a total number
of shares which shall exceed 5% of the share
capital or to purchase existing shares purchased
by the Company, it being provided that the
option shall not give rights to a total number
of shares not to exceed 10% of the share capital;
Authority expires after 38 months

E.16 Authorize the Board of Directors, canceling	Management	No vote
and replacing the delegation set forth in Resolution
14 given by the general meeting of 12 DEC 2004,
to increase the share capital, in one or more
transactions, at its sole discretion, in favour
of the Company s employees who are Members
of the Company Savings Plan; and to allocate
free shares within the limits of Article L.443-5
of the Labour Law, provided that the amount
shall not exceed 10% of the share capital;
Authority expires after 26 months

E.17 Authorize the Board of Directors, canceling	Management	No vote
and replacing the delegation set forth in Resolution
15 given by the general meeting of 12 DEC 2004,
to increase the share capital, in one or more
transaction, at its sole discretion, in favour
of the Company s Employees of Foreign Subsidiaries
who are the Members of a Company Savings Plan,
and to allocate free shares within the limits
of Article L.443-5 of the Labour Law and to
amend the Employees preferrential right of
subscription on issued shares, provided that
the amount shall not exceed 10% of the share
capital; Authority expires after 26 months
; to accomplish all formalities, filings and
registrations prescribed by law and to determine
the conditional share capital increase

E.18 Authorize the Board of Directors to allocate	Management	No vote
free existing shares or shares to be issued
in favor of the employees or the Officers provided
that they shall not represent more than 10%
of the share capital of the existing shares
and 5% of the number of shares comprising the
share capital for the shares to be issued;
Authority expires after 38 months ; and to
take all necessary measures and accomplish
all necessary formalities

E.19 Approve to reduce the nominal value of the Company	Management	No vote
s shares by stock split and each share will
be divided in to two shares and the share will
be exchanged for 2 new shares of a nominal
value of EUR 5.00; and authorize the Board
of Directors to take all necessary measures
and accomplish all necessary formalities, filings
and registrations prescribed by law and amend
the Article 6 of the Association Registered
Capital and 11 Board of Directors

E.20 Authorize the Board of Directors to issue securities	Management	No vote
representing debt giving access to the allocation
of debt securities, for an amount which shall
not exceed EUR 2,000,000,000.00; Authority
expires at the end of 26 months ; and to take
all necessary measures and to accomplish all
necessary formalities

E.21 Amend Article of Association Number 11.3 referring	Management	No vote
to the duration of the term of office of the
Directors

E.22 Grant all powers to the bearer of a copy or	Management	No vote
an extract of the minutes of the present to
accomplish all deposits and publications prescribed
by law

PLEASE NOTE THAT THE MEETING HELD ON 19 APR	Non-Voting	No vote
2005 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
AND THAT THE SECOND CONVOCATION WILL BE HELD
ON 28 APR 2005. PLEASE ALSO NOTE THE NEW CUTOFF
DATE. IF YOU HAVE ALREADY SENT YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

WYNN RESORTS, LIMITED			Agenda Number: 932312248
Security: 983134107			Meeting Type: Annual
Ticker: WYNN			Meeting Date: 02-May-2005
ISIN:

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

01 DIRECTOR
KAZUO OKADA	Management	For	For
ROBERT J. MILLER	Management	For	For
KIRIL SOKOLOFF	Management	For	For
ALLAN ZEMAN	Management	For	For

02 TO APPROVE A PROPOSED AMENDMENT TO THE COMPANY	Management	For	For
S ANNUAL PERFORMANCE-BASED INCENTIVE PLAN FOR
EXECUTIVE OFFICERS.

03 TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE	Management	For	For
LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR
THE FISCAL YEAR ENDING DECEMBER 31, 2005.

YAMADA DENKI CO LTD			Agenda Number: 700729253
Security: J95534103			Meeting Type: AGM
Ticker:			Meeting Date: 29-Jun-2005
ISIN: JP3939000000

Prop.# Proposal	Proposal Type	Proposal Vote	For/Against Management

1. Approve Appropriation of Profits: Final Dividend	Management	For	*
JY 20, Commemorative Dividend JY 1

2. Amend the Articles of Incorporation	Management	For	*

3.1 Elect a Director	Management	For	*

3.2 Elect a Director	Management	For	*

3.3 Elect a Director	Management	For	*

4. Appoint a Corporate Auditor	Management	For	*

5. Amend the Compensation to be received by Corporate	Management	For	*
Officers

6. Approve Provision of Retirement Allowance for	Management	For	*
Directors and Corporate Auditors

An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jefferson Pilot Variable Fund, Inc.

By (Signature and Title)*	/s/ Ronald R. Angarella
Ronald R. Angarella, President
Date	12/09/05